                            Registration No. 33-7724
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         Post-Effective Amendment No. 14


                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                Amendment No. 14
                                              --


            Massachusetts Mutual Variable Annuity Separate Account 1
            --------------------------------------------------------
                           (Exact Name of Registrant)

                   Massachusetts Mutual Life Insurance Company
                   -------------------------------------------
                              (Name of Depositor)

               1295 State Street, Springfield, Massachusetts 01111
               ---------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (413) 788-8411

                                Thomas F. English
                                -----------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)


|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on May 1, 1999 pursuant to paragraph (b) of Rule 485.

|_|   60 days after filing pursuant to paragraph (a) of Rule 485.

|_|   on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        STATEMENT PURSUANT TO RULE 24f-2


The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1998 was filed on or about March 22, 1999.

                            CROSS REFERENCE TO ITEMS
                              REQUIRED BY FORM N-4

N-4 Item                         Caption in Prospectus
--------                         ---------------------

1 .............................  Cover Page


2 .............................  Index of Special Terms


3 .............................  Table of Fees and Expenses

4 .............................  Condensed Financial Information; Performance


5 .............................  The Company; Investment Choices

6 .............................  Expenses; Distributors

7 .............................  Ownership; Purchasing a Contract; Voting
                                 Rights; Reservation of Rights; Contract
                                 Value; Cover Page

8 .............................  The Income Phase

9 .............................  Death Benefit

10 ............................  The Accumulation Phase; Distributors

11 ............................  Highlights; Withdrawals

12 ............................  Taxes

13 ............................  Legal Proceedings


14 ............................  Additional Information

                                 Caption in Statement of Additional Information
                                 ----------------------------------------------

15 ............................  Cover Page

16 ............................  Table of Contents


17 ............................  General Information

18 ............................  Service Arrangements and Distribution; Experts

19 ............................  Purchase of Securities Being Offered

20 ............................  Service Arrangements and Distribution

21 ............................  Performance Measures


22 ............................  Contract Value Calculations


23 ............................  Financial Statements

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 1
(For Tax Qualified Arrangements)

Massachusetts Mutual Variable Annuity Separate Account 2
(For Non-Tax Qualified Arrangements)

Flex Extra Variable Annuity

This prospectus describes the Flex Extra individual variable annuity contracts offered by Massachusetts Mutual Life Insurance Company. We offer two Flex Extra variable annuity contracts: the flexible purchase payment contract and the single purchase payment contract. Both contracts provide for accumulation of contract value and annuity payments on a fixed and variable basis.

You, the contract owner, have a number of investment choices in these contracts. These investment choices include a fixed interest account option called the Guaranteed Principal Account as well as the following seven funds which are offered through our separate accounts, Massachusetts Mutual Variable Annuity Separate Account 1 and Massachusetts Mutual Variable Annuity Separate Account 2.

MML Series Investment Fund

o     MML Equity Fund
o     MML Money Market Fund
o     MML Managed Bond Fund
o     MML Blend Fund

Oppenheimer Variable Account Funds

o     Oppenheimer Aggressive Growth Fund/VA
o     Oppenheimer Global Securities Fund/VA
o     Oppenheimer Strategic Bond Fund/VA

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Flex Extra contracts.


To learn more about the Flex Extra contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 30 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 366-8226 or write to:
Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.


The contracts:

o     are not bank deposits.
o     are not federally insured.
o     are not endorsed by any bank or governmental agency.
o     are not guaranteed and may be subject to loss of principal.

--------------------------------------------------------------------------------
The SEC has not approved these contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.
--------------------------------------------------------------------------------


May 1, 1999.

Table Of Contents

Highlights                                                                   4
Table Of Fees And Expenses                                                   5
The Company                                                                  9
The Flex Extra Variable Annuity Contracts - General Overview                 9
Ownership Of A Contract                                                     11
      Owner                                                                 11
      Annuitant                                                             11
      Beneficiary                                                           11
Purchasing A Contract                                                       12
      Purchase Payments                                                     12
      Allocation Of Purchase Payments                                       12
Investment Choices                                                          13
      The Separate Accounts                                                 13
      The Funds                                                             13
      The Guaranteed Principal Account                                      14
Contract Value                                                              15
      Accumulation Units                                                    15
      Transfers                                                             15
        Transfers During the Accumulation Phase                             15
        Transfers During the Income Phase                                   16
      Automatic Transfers                                                   16
        Dollar Cost Averaging Program                                       16
        Asset Allocation Program                                            17
        Interest Sweep Option                                               17
        GPA Liquidation Program                                             17
      Withdrawals                                                           18
        Automatic Withdrawal Option Program                                 18
        Right to Make Loans from a TSA Contract                             19
Expenses                                                                    20
      Insurance Charges                                                     20
        Mortality and Expense Risk Charge                                   20
        Administrative Expense Charge                                       20
      Administrative Charge                                                 20
      Contingent Deferred Sales Charge                                      20
        Free Withdrawals                                                    22
      Premium Taxes                                                         22
      Transfer Fee                                                          22
      Income Taxes                                                          22
      Fund Expenses                                                         22
The Income Phase                                                            23
      Fixed Annuity Payments                                                23
      Variable Annuity Payments                                             23
      Annuity Unit Value                                                    23
      Annuity Options                                                       24
Payments On Death                                                           25
Taxes                                                                       26
      Annuity Contracts In General                                          26
      Qualified And Non-Qualified Contracts                                 26
      Withdrawals - Non-Qualified Contracts                                 26
      Withdrawals - Qualified Contracts                                     27
      Withdrawals - Tax Sheltered Annuities                                 28
      Withdrawals - Texas Optional Retirement Program                       28
Other Information                                                           28
      Performance                                                           28
        Standardized Total Returns                                          28
        Nonstandard Total Returns                                           28
        Total Returns                                                       28
        Average Annual Total Returns                                        28
        Yield and Effective Yield                                           28
      Year 2000                                                             29
      Distributors                                                          29
      Assignment                                                            29
      Voting Rights                                                         29
      Reservation Of Rights                                                 30
      Suspension Of Payments Or Transfers                                   30
      Legal Proceedings                                                     30
      Financial Statements                                                  30
      Additional Information                                                30
Appendix A - Condensed Financial Information                               A-1

Index Of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                          Page

Accumulation Phase                                                           9

Accumulation Unit                                                           15

Annuitant                                                                   11

Annuity Options                                                             24

Annuity Payments                                                            23

Annuity Service Center                                              Cover Page

Annuity Unit Value                                                          23

Free Withdrawals                                                            22

Income Phase                                                                 9

Maturity Date                                                               23

Non-Qualified                                                               26

Purchase Payment                                                            12

Qualified                                                                   26

Separate Account                                                            13

Tax Deferral                                                                 9

Highlights

This prospectus describes the general provisions of the Flex Extra variable annuity contracts. We offer two contracts: a flexible purchase payment contract and a single purchase payment contract. The contracts are the same, except that there are:

(1)   different sales and administrative charges;

(2)   different minimum purchase payment amounts; and

(3)   certain differences associated with tax-qualified plans.

Free Look

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and written request at our Annuity Service Center, plus any amount we deducted from your purchase payment(s). If your state requires it, or if you purchase this contract as an IRA, we will return the greater of your purchase payments less any withdrawals you took, or your contract value, plus any amount we deducted from your purchase payment(s). In some states, the period may be longer.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw any part of the contract value or if you elect to begin receiving annuity payments under the contract. The amount of the contingent deferred sales charge depends on the type of contract you purchase, the length of time since we issued your contract and the amount of your withdrawal or the amount you apply to an annuity payment. The contingent deferred sales charge for the flexible purchase payment contract ranges from 8% to 0%. The contingent deferred sales charge for the single purchase payment contract ranges from 5% to 0%.

Federal Income Tax Penalty

If you withdraw any of the contract value from your non-qualified contract, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

o     paid on or after you reach age 59 1/2;

o     paid to your beneficiary after you die;

o paid if you become totally disabled as the term is defined in the Internal Revenue Code;

o paid in a series of substantially equal payments made annually or more frequently for life or a period not exceeding life expectancy

o     paid under an immediate annuity; or

o     that come from purchase payments made prior to August 14, 1982.

The Internal Revenue Code treats any withdrawal as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified contracts. Please refer to the Taxes section of this prospectus for more information.

Table Of Fees And Expenses

Contract Owner Transaction Expenses

Transfer Fee:

      During the accumulation phase:    We do not assess a charge for transfers.

      During the income phase:          We do not permit transfers.

Sales Load on Purchases:                0%

Contingent Deferred Sales Charge (as a percentage of amount withdrawn)

      Single Purchase Payment Contract:

--------------------------------------------------------------------------------
Contract Year       1    2    3    4    5    6 and later
--------------------------------------------------------------------------------
%                   5%   4%   3%   2%   1%   0
--------------------------------------------------------------------------------

Flexible Purchase Payment Contract:
--------------------------------------------------------------------------------
Contract Year       1    2    3    4    5    6    7    8    9    10 and later
--------------------------------------------------------------------------------
%                   8%   8%   7%   6%   5%   4%   3%   2%   1%   0
--------------------------------------------------------------------------------

Annual Administrative Charge

     Single Purchase Payment Contract:   $30

     Flexible Purchase Payment Contract: $35

Separate Account Annual Expenses
(as a percentage of the average account value)

Mortality and Expense Risk Charge:      1.15%

Administrative Charge:                  0.15%
                                        ----
Total Separate Account Annual Expenses: 1.30%

Annual Fund Expenses


(as a percentage of average net assets as of December 31, 1998)

                                         Management    Other     Total Operating
                                            Fees     Expenses        Expenses
--------------------------------------------------------------------------------
MML Equity Fund*                            0.37%      0.00%          0.37%
--------------------------------------------------------------------------------
MML Money Market Fund*                      0.46%      0.03%          0.49%
--------------------------------------------------------------------------------
MML Managed Bond Fund*                      0.45%      0.03%          0.48%
--------------------------------------------------------------------------------
MML Blend Fund*                             0.37%      0.00%          0.37%
--------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA       0.69%      0.02%          0.71%
--------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       0.68%      0.06%          0.74%
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA          0.74%      0.06%          0.80%
--------------------------------------------------------------------------------


*We have agreed to bear the expenses of these Funds (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of these Funds through April 30, 2000. We do not expect that we will be required to reimburse any expenses of these Funds due to this undertaking in 1999.

Examples

The following examples are designed to help you understand the expenses in the contracts. The examples show the cumulative expenses you would pay assuming you invested $1,000 in a contract and allocated all of it to a fund that earned 5% each year. All the expenses shown in the table of fees and expenses, including the annual fund expenses, are assumed to apply.

There are two sets of examples. The first set of examples assumes you purchased a single purchase payment contract and the second set of examples assumes you purchased a flexible purchase payment contract.

Single Purchase Payment Contract


This first example assumes that you withdrew all of your money at the end of years 1, 3, 5 or 10.

                                           Year  1        3        5        10
--------------------------------------------------------------------------------
MML Equity Division                             $64      $84      $103     $202
--------------------------------------------------------------------------------
MML Money Market Division                        65       87       110      215
--------------------------------------------------------------------------------
MML Managed Bond Division                        65       87       109      214
--------------------------------------------------------------------------------
MML Blend Division                               64       84       103      202
--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Division*       67       94       121      238
--------------------------------------------------------------------------------
Oppenheimer Global Securities Division           67       95       122      241
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Division              68       96       125      247
--------------------------------------------------------------------------------

This second example assumes you do not withdraw all of your contract value.

                                           Year  1        3        5        10
--------------------------------------------------------------------------------
MML Equity Division                             $17      $54      $93      $202
--------------------------------------------------------------------------------
MML Money Market Division                        19       58       99       215
--------------------------------------------------------------------------------
MML Managed Bond Division                        18       57       98       214
--------------------------------------------------------------------------------
MML Blend Division                               17       54       93       202
--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Division*       21       64       110      238
--------------------------------------------------------------------------------
Oppenheimer Global Securities Division           21       65       112      241
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Division              22       67       115      247
--------------------------------------------------------------------------------

Flexible Purchase Payment Contract

This first example assumes that you withdrew all of your money at the end of years 1, 3, 5 or 10.


                                           Year       1       3       5      10
--------------------------------------------------------------------------------
MML Equity Division                                 $ 93    $126    $151    $214
--------------------------------------------------------------------------------
MML Money Market Division                             94     130     157     226
--------------------------------------------------------------------------------
MML Managed Bond Division                             94     130     156     225
--------------------------------------------------------------------------------
MML Blend Division                                    93     126     151     214
--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Division*            96     136     168     249
--------------------------------------------------------------------------------
Oppenheimer Global Securities Division                96     137     169     252
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Division                   97     139     172     258
--------------------------------------------------------------------------------

This second example assumes you do not withdraw all of your contract value

                                           Year       1       3       5      10
--------------------------------------------------------------------------------
MML Equity Division                                 $ 18    $ 57    $ 98    $214
--------------------------------------------------------------------------------
MML Money Market Division                             20      61     105     226
--------------------------------------------------------------------------------
MML Managed Bond Division                             20      61     104     225
--------------------------------------------------------------------------------
MML Blend Division                                    18      57      99     214
--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Division*            22      66     116     249
--------------------------------------------------------------------------------
Oppenheimer Global Securities Division                22      69     117     252
--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Division                   23      70     120     258
--------------------------------------------------------------------------------


*The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Aggressive Growth Fund/VA.

The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur. The table reflects expenses of the separate account and the funds.

The examples for the single purchase payment contract reflect the $30 annual administrative charge as an annual charge of 0.04%. This charge is based on an anticipated average contract value of $75,000.

The examples for the flexible purchase payment contract reflect the $35 annual administrative charge as an annual charge of 0.15%. The charge is based on an anticipated average contract value of $23,333.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

There is an accumulation unit value history contained in Appendix A - Condensed Financial Information.

The Company

Massachusetts Mutual Life Insurance Company (MassMutual), 1295 State Street, Springfield, Massachusetts, is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. MassMutual is currently licensed to transact life, accident, and health insurance business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada.


MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998.


The Flex Extra Variable Annuity Contracts - General Overview

Flex Extra is a contract between you, the owner and us, MassMutual. The contracts are intended for retirement savings or other long-term investment purposes. In exchange for your purchase payment, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is in the future. The Flex Extra contracts, like all deferred annuity con-tracts, have two phases - the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments that begin on the maturity date. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

You are not taxed on contract earnings until you take money from your contract. This is known as tax deferral.

The contracts are called variable annuities because you can choose to allocate your purchase payment(s) among various investment choices. Your choices include seven funds and one fixed interest account called the Guaranteed Principal Account (GPA). The amount of money you are able to accumulate in your contract during the accumulation phase depends on the investment performance of the funds you select as well as the interest we credit on your value in the GPA.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, a fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The contract is available as a single purchase payment contract or a flexible purchase payment contract.

Contracts issued by Separate Account 1 are designed for use in retirement plans which qualify for special federal tax treatment under the Internal Revenue Code
(Code). The following are the types of plans for which the contracts are suitable:

o pension and profit-sharing plans qualified under Section 401(a) or 403(a) of the Code, and participant-directed individual account plans under
      Section 404(c) of ERISA. These plans are sometimes referred to as ERISA Plans;


o annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. These plans are sometimes called "Tax Sheltered Annuities" or "TSAs";

o deferred compensation plans for state and local governments and tax-exempt organizations established under the provisions of Section 457 of the Code; and


o Individual Retirement Annuities established in accordance with Section 408 of the Code. These are referred to as IRAs. This also includes Roth IRA's and those under a Simplified Employee Pension Plan or a Saving Incentive Match Plan (also called SIMPLE IRA).


Contracts issued by Separate Account 2 are sold for use in retirement plan arrangements other than the qualified plans offered through Separate Account 1. These contracts are referred to as non-qualified. They may be purchased by a Charitable Remainder Trust.

Ownership Of A Contract

Owner

The owner is named at time of application. The owner of the contract must be the annuitant, except in the following situations were there is:

o a custodian for a minor annuitant under the Uniform Gifts or Transfers to Minors Act;

o     a non-natural person;

o     a trust; or

o     an employer sponsored plan.

Participants under a qualified contract, except for TSAs and IRAs, may not be the contract owner. Therefore, the participants have no ownership rights. Under
Section 457 deferred compensation plans, the state or political subdivision or tax-exempt organization must be the contract owner.

In most states, we will not issue a flexible purchase contract to you if you are 75 1/2 years or older as of the date we proposed to issue the contract. In most states, we will not issue a single purchase contract to you if you are 79 1/2 years or older as of the date we proposed to issue the contract.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary.

Annuitant

The annuitant is the person on whose life we base annuity payments.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant dies.

You can name different classes of beneficiaries, such as primary or secondary. These classes set the order of payment. There may be more than one beneficiary in a class.

A beneficiary who is the surviving spouse of the owner of a contract that we issued as an IRA, may elect to treat the contract as if he/she were the contract owner. Please call our Annuity Service Center for more information.

Purchasing A Contract

Purchase Payments

Single Purchase Payment Contract:

o     Minimum - $25,000

o     Maximum - $1,000,000, without our prior approval

Flexible Purchase Payment Contract:

o     Minimum

      o $2,000, if you intend to make only one purchase payment over the lifetime of the contract; or otherwise

      o $600, divided by the number of installments (not more than 12) which you expect to make each year.

o     Maximum - $1,000,000 total payments without our prior approval.

You can make additional purchase payments to your flexible purchase payment contract of at least $50.

We have the right to reject any application or purchase payment.

You may make your initial purchase payment, along with your completed application, by giving them to your agent. You can make additional purchase payments:

o by mailing your check that clearly indicates your name and contract number to our lockbox:

      MassMutual VA
      P.O. Box 92714
      Chicago, IL 60675-2714

o     by instructing your bank to wire transfer funds to:

      Chase Manhattan Bank, New York, New York
      ABA #021000021
      MassMutual Account #910-2-517290
      Ref: VA Income Contract #
      Name: (Your Name)

Allocation Of Purchase Payments

When you purchase your contract, you choose how we will apply your purchase payment(s) among the investment choices. If you make additional purchase payments under our flexible purchase payment contract, we will apply them in the same way that you requested on your application, unless you tell us otherwise.

Once we receive your purchase payment and the necessary information at our lockbox or Annuity Service Center, we will apply your first purchase payment within 2 business days. If you do not give us all the information we need, we will contact you to get it. If for some reason we are unable to complete the issue process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the business day we receive them at our lockbox or Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our lockbox or Annuity Service Center on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Investment Choices

The Separate Accounts

We established two separate accounts: Massachusetts Mutual Variable Annuity Separate Account 1 (Separate Account 1) and Massachusetts Mutual Variable Annuity Separate Account 2 (Separate Account 2). We established these separate accounts to hold the assets that underlie the contracts. We established Separate Account 1 for qualified contracts on April 8, 1981, and Separate Account 2 for non-qualified contracts on October 14, 1981. We have registered both separate accounts with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940.

We own the assets of the separate accounts. However, those separate account assets equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the contracts and not against any other contracts we may issue.

We have divided each separate account into 7 divisions. Each of these divisions invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

The Funds

The contract offers 7 funds that are listed below. We may add additional funds in the future.


MML Series Investment Fund ("MML Trust")

MML Trust is a no-load, open-end, investment company having eight series of shares each of which has a different investment objective designed to meet different investment needs. Four of the series are available to you. MassMutual serves as the investment adviser to the MML Trust.

MassMutual has entered into a subadvisory agreement with David L. Babson and Company, Inc. ("Babson"), a controlled subsidiary of MassMutual. Babson manages the investment of the assets of the MML Equity Fund and the equity sector of the MML Blend Fund.

MML Equity Fund. The MML Equity Fund seeks to achieve a superior rate of return over time from both capital appreciation and current income and to preserve capital by investing in equity securities.

MML Money Market Fund. The MML Money Market Fund seeks to maximize current income, to preserve capital and to maintain liquidity by investing in money market instruments.

MML Managed Bond Fund. The MML Managed Bond Fund seeks a high rate of return, consistent with capital preservation, by investing primarily in investment grade, publicly-traded, fixed income securities.

MML Blend Fund. The MML Blend Fund seeks a high total rate of return over time, consistent with prudent investment risk and capital preservation by investing in equity, fixed income and money market securities.

Oppenheimer Variable Account Funds ("Oppenheimer Funds")

Oppenheimer Variable Account Funds is an investment company consisting of 10 separate series of shares known as funds. The Oppenheimer Funds are advised by OppenheimerFunds, Inc. (OFI). OFI is owned by Oppenheimer Acquisition Corporation, a holding company owned by senior management of OFI and controlled by MassMutual.

The manager has operated as an investment adviser since 1959. The manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at two World trade Center, 34th Floor, New York, New York 10048-0203.

Oppenheimer Aggressive Growth Fund/VA. The Oppenheimer Aggressive Growth Fund/VA seeks long-term capital appreciation by investing in "growth-type" companies.


*Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation
Fund.


Oppenheimer Global Securities Fund/VA. The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. It invests in equity securities of U.S. and foreign issuers.


Oppenheimer Strategic Bond Fund/VA. The Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests in three market sectors: debt securities of foreign government and companies, U.S. Government securities, and lower-rated high yield securities of U.S. companies.


--------------------------------------------------------------------------------
There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. Current copies of the fund prospectuses are attached to this prospectus. You should read the information contained in the funds' prospectuses carefully before investing.
--------------------------------------------------------------------------------


The Guaranteed Principal Account


You may allocate purchase payments to our fixed interest account referred to as the Guaranteed Principal Account (GPA). Payments that you allocate to the GPA become part of MassMutual's general account assets. You can also make transfers of your contract value into or from the GPA with some restrictions.


You do not participate in the investment performance of the assets in the GPA. Instead, we credit your contract with interest at a specified rate that we declare in advance. We guarantee this rate will be at least 3.5% per year. We may also credit a higher rate of interest at our discretion.

Although we are not obligated to credit interest at a rate higher than 3.5%, we will credit and guarantee a secondary interest rate, that may be higher but will never be lower than 3.5%, for each calendar year period. In addition, we may pay a rate of interest in excess of the secondary guarantee for periods we deem appropriate.

For TSAs, we credit interest on loaned amounts held in the GPA at a daily rate equivalent to the greater of:

o     3.5% per year, or

o the adjustable loan interest rate in effect, less an amount that will not exceed 4%.

Contract Value

Your contract value is the sum of your value in the separate account and the GPA.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit for each of the funds. Changes in the accumulation unit value reflect the investment performance of the funds as well as the deductions we make for our separate account charges.

The value of an accumulation unit may go up or down from business day to business day. The Statement of Additional Information contains more information on the calculation of contract value.

When you make a purchase payment to the funds, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a fund by the value of one accumulation unit for that fund. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal.

We calculate the value of an accumulation unit for each fund after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example:


On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Oppenheimer Strategic Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Strategic Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Oppenheimer Strategic Bond Fund/VA.


Transfers

You can transfer all or part of your contract value among the funds and the GPA. Transfers out of the GPA are subject to certain limitations. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you want to use our automatic voice response system, you must submit a written request to obtain a personal identification number (PIN). We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions. We do not offer the telephone transfer service to contracts owned by custodians, guardians or trustees.

Transfers During the Accumulation Phase

You may transfer all or part of your assets among the funds or into the GPA without charge. However, we reserve the right to limit transfers to once every 90 days. You may not make transfers during the period 30 days before your contract enters the income phase.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers from the GPA to the funds are subject to the following restrictions:

(1)   You are limited to one transfer out of the GPA each contract year; and

(2) Annual transfers out of the GPA cannot exceed 25% of the amount you have in the GPA on the date the transfer is made. However, if you transfer 25% of your contract value from the GPA for three consecutive years, the fourth consecutive annual transfer may be for the entire amount in the GPA, provided that no payments or transfers have been made into the GPA during the period.

If your contract is a TSA with a right to make loans, the maximum amount of any transfer from the GPA is the lesser of:

(1)   25% of the amount in the GPA on the date the transfer is made; or

(2) the amount in the GPA on the date the transfer is made, less the amount of any outstanding contract loan.

Finally, we reserve the right to:

(1) limit the sum of any transfer and partial withdrawals from the GPA during any contract year to no more than 25% of the amount in the GPA on the date that the transfer or first partial withdrawal from the GPA is made during that contract year; and

(2)   prohibit transfers from the GPA to the MML Money Market Fund.

Transfers During the Income Phase.

You may not make any transfers during the Income Phase.

Automatic Transfers

We currently offer the following four automatic transfer programs:

o     Dollar Cost Averaging

o     Asset Allocation Program

o     Interest Sweep Option

o     GPA Liquidation Program

These programs are only available during the accumulation phase. You may participate in only one of the automatic transfer programs at a time. We currently do not charge you for participating in these programs, but we reserve the right to do so in the future.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a selected fund to any of the other funds or to the GPA. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging does not assure a profit and does not protect you against loss in declining markets. Since Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

The minimum amount you can transfer is $500. You must have a minimum balance of $6,000 in the originating fund in order to participate in the Dollar Cost Averaging Program.

The minimum duration of participation in any Dollar Cost Averaging program is currently 12 months. Dollar Cost Averaging transfers can be made monthly or quarterly.

Your Dollar Cost Averaging option will terminate:

o     upon your death;

o     if we make the last transfer you selected;

o     if you request a loan on a TSA contract;

o     if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Asset Allocation Program

The asset allocation program allows you to periodically adjust the percentage of your contract value allocated to selected investment choices. We will automatically transfer money between investment choices to maintain your desired allocation. With the asset allocation program, you may maintain a balanced and diversified approach to investing, as decreases in one fund can be offset by gains in another.

You can choose to have the transfers done quarterly, semi-annually, or annually. However, you may only make annual transfers if you use the GPA in your asset allocation program. If you are making annual transfers, you must maintain a contract value of at least $6,000. If you are making semi-annual or quarterly transfers, your minimum contract value must be $25,000. You may adjust your allocations at any time.

Your Asset Allocation option will terminate:

o     upon your death;

o     if we make the last transfer you elected;

o     if your contract value falls below the minimum;

o     if you request a loan on a TSA contract;

o     if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

Interest Sweep Option

Under this program, we will automatically transfer earnings from your GPA account to one or more selected funds. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the interest sweep option does not assure profit and does not protect against loss in declining markets.

To participate in this program, you must have at least $6,000 in your GPA account at the time of transfer. While the program is in effect, you can adjust your allocations as necessary.

This service will terminate:

o if your account balance falls below the required minimum amount in the GPA;

o     upon your death;

o     if you request a loan on a TSA contract;

o     if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

GPA Liquidation Program

Under the GPA liquidation program, you can automatically transfer 25% of your GPA balance to one or more funds until your GPA balance is liquidated in the fourth year. This option lets you systematically transfer your money into more aggressive funds. The GPA liquidation program does not assure a profit and does not protect you against loss in declining markets.

There are no required minimum balances, and the program will continue until all your GPA account value is transferred. All transfers are made on an annual basis. You may adjust your allocations at any time.

This service will terminate:

o     upon your death;

o     if you request a loan on a TSA contract;

o     if you begin the income phase of your contract;

o if you add any money to the GPA through transfers or additional purchase payments during the 4-year period; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

During the accumulation phase you may make either a partial or total withdrawal of your contract value. The Internal Revenue Code imposes special rules in the case of a TSA contract.

If you make a partial withdrawal, you must tell us from which investment choices you want the withdrawal taken. You must withdraw at least $100 or the entire value in a fund or the GPA, if less. If your request for a partial withdrawal will reduce your contract value to less than $500, we will treat the request as a full withdrawal of your contract value. Partial withdrawals may be subject to a contingent deferred sales charge.

If you request a full withdrawal of your contract value, you may ask us to make the payment in one sum or apply the amount to one or more payment options.

We reserve the right to limit the sum of any transfer and partial withdrawals from the GPA during any contract year to no more than 25% of the amount in the GPA on the date that the transfer or first partial withdrawal from the GPA is made during that contract year.

When you make a total withdrawal you will receive the value of your contract:

o     less any applicable contingent deferred sales charge;

o     less any applicable premium tax;

o less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Your withdrawal is effective on the business day we receive your written request at our Annuity Service Center. If we receive your request at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. We will pay any withdrawal amount within 7 days of our receipt of your fully completed written request at our Annuity Service Center unless we are required to suspend or postpone withdrawal payments.

Automatic Withdrawal Option Program

This program provides for an automatic monthly, quarterly, semi-annual or annual payment of at least $100. You may elect to receive payment amounts that are for a constant dollar, a constant percentage or IRS minimum required distributions. We may restrict the options available to you, depending on whether your contract is qualified or non-qualified. Our Annuity Service Center can provide you with complete information.

To initiate this program, your contract value must be at least $10,000. Currently, we do not charge you to participate in this program, but we reserve the right to charge up to $3.00 per withdrawal in the future. This program is only available during the accumulation phase.

You must elect this program in writing. Once we accept the request, the program will go into effect as of the date of the first regularly scheduled partial withdrawal. You may elect to have your automatic withdrawal amounts transferred electronically to your bank account.

You can make changes to your program by sending us a written request. However, changes may only be made once each calendar year.

We consider withdrawals under the program to be one withdrawal for the contract year for purposes of the free withdrawal provision. If you have not taken a withdrawal earlier in the contract year, we will apply the 10% free withdrawal to withdrawals under this program.

Your automatic withdrawal program ends:

o     upon your death;

o     if your contract value falls below $500;

o     if we process the last withdrawal you selected;

o     if you begin the income phase of your contract; or

o if we receive your written request to terminate the program at least 5 business days prior to the next scheduled transfer date.

If you participate in this program, you may be subject to surrender charges.

--------------------------------------------------------------------------------
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
--------------------------------------------------------------------------------

Right to Make Loans from a TSA Contract

In some states, if your contract is a non-ERISA and non-Texas Optional Retirement Program TSA, you may be able to make a loan under your contract. All such loans must conform to the requirements of the Code. There are limitations on the amount of loan you can make and there is a required loan repayment schedule. If you default, the outstanding debt will be considered a taxable distribution and we will do appropriate tax reporting. We will withdraw sufficient contract value to repay the debt to the extent such withdrawals are not restricted under the Code.

If you own a TSA Contract with an outstanding loan and are taking an eligible distribution of your entire contract value, we will deduct any outstanding contract debt from the amount you withdraw. If you make a partial withdrawal, the contract value remaining after the withdrawal must not be less than:

o     the amount of any outstanding loan, plus

o interest on the loan for 12 months based on the loan interest rate then in effect, plus

o any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

Amounts held in the GPA equal to the amount of any outstanding loan are not available for withdrawal.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:
(1) the mortality and expense risk charge and (2) the administrative expense charge. The total insurance charges are 1.30%. We have the right to increase these charges to a total of 1.40%.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We can increase this charge, but the charge will never exceed 1.25%. This charge is for:

o the mortality risk associated with the insurance benefits we provide, including our obligation to make annuity payments after the maturity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

o the expense risk that the current administrative expense and annual administrative charges will be insufficient to cover the actual cost of administering the contracts.

If the mortality and expense risk charge is not sufficient to cover the actual costs, we will bear the loss. However, we do expect to profit from this charge.

Administrative Expense Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after expenses are deducted. We assess this charge, together with the annual administrative charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Administrative Charge

Starting in the second contract year, we impose a charge against each contract to reimburse us for expenses relating to the issuance and maintenance of the contract. We deduct this charge on the first day of the contract year.

If you own a single purchase payment contract, we deduct $30 per contract year as an administrative charge. The charge is $35 per contract year if you own a flexible purchase payment contract. We may increase this charge, but it will not exceed $50. We have set the administrative charge and the administrative expense charge so that we will not make a profit on these charges.

We make this deduction from the funds you have selected in the order noted in your contract and then from the GPA. The charge we impose against amounts in the GPA will not be greater than 1% of your contract value in the GPA on the contract anniversary.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount. We may also apply the charge if you elect to begin the income phase of your contract under certain annuity payment options. We use this charge to cover certain expenses related to the sale of the contract.

The contingent deferred sales charge will be a percent of the amount you withdraw or a percent of your contract value at the maturity date. The amount of the charge depends on the length of time between when we issued your contract and when you make a withdrawal or begin receiving annuity payments.

The contingent deferred sales charge is assessed as follows:

                                         Charge for                  Charge for
                                          Flexible                     Single
Contract Year of                          Purchase                    Purchase
 Withdrawal or                             Payment                     Payment
   Maturity                               Contracts                   Contracts
--------------------------------------------------------------------------------
   1st Year                                  8%                          5%
--------------------------------------------------------------------------------
   2nd Year                                  8%                          4%
--------------------------------------------------------------------------------
   3rd Year                                  7%                          3%
--------------------------------------------------------------------------------
   4th Year                                  6%                          2%
--------------------------------------------------------------------------------
   5th Year                                  5%                          1%
--------------------------------------------------------------------------------
   6th Year                                  4%                          0%
--------------------------------------------------------------------------------
   7th Year                                  3%                          0%
--------------------------------------------------------------------------------
   8th Year                                  2%                          0%
--------------------------------------------------------------------------------
   9th Year                                  1%                          0%
--------------------------------------------------------------------------------
   10th Year                                 0%                          0%
   and thereafter

The total amount of the contingent deferred sales charge we deduct will not exceed 8.5% of your total purchase payments.

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

o     Upon our payment of a death benefit;

o     If you are 59 1/2 or older, and you apply your entire contract value:

      o     under a fixed lifetime payment option;

      o under a fixed annuity, fixed time payment option with payments for 10 years or more;

      o to purchase a single premium immediate life annuity issued by us or one of our affiliates;

      o to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

o     If you apply your entire contract value:

      o     under a variable lifetime payment option; or

      o under a variable fixed-time payment option, with payments for 10 years or more.

o On a lump-sum payment equal to the present value of the remaining payments under a variable fixed-time payment option, if we had imposed a contingent deferred sales charge on the maturity date;

o If you surrender your contract before April 30, 2000 and you use the proceeds of the surrender to purchase a new group annuity issued by us. The group annuity contract may be subject to charges upon withdrawal;


o If you withdraw "excess contributions" to a plan qualifying for special income tax treatment. These types of plans are referred to as qualified plans. They include TSAs and IRAs. We look to the Internal Revenue Code for the definition and description of excess contributions;


o If your contract was purchased by exchanging a previously issued MassMutual variable annuity contract where we waived the contingent deferred sales charge due to an earlier exchange or which was subject to an initial sales charge;

o If you exchange a fixed annuity contract issued by us or any of our affiliates which has no surrender charge and has at least 60 days until its maturity date, for a single purchase payment contract;

o If the bail out provision applies. The bail out provision applies if, at any time before your contract matures, the effective annual interest rate credited to the GPA falls below the specified interest rate for a calendar quarter. (New York requires that the values be in the GPA in order to take advantage of this provision.) The specified interest rate is equivalent to the average discount rate on the

      91-day U. S. Treasury bills during the preceding quarter, reduced by 1.40%. Within 10 days after the effective annual interest rate credited to the GPA falls below the specified interest rate, we will send you a written notice. This notice will indicate that you may fully withdraw your contract value or begin receiving annuity payments without incurring a contingent deferred sales charge for a period of 60 days after we mail the notice to you.


Owners of certain IRA or non-qualified Flex Extra annuity contracts that are beyond the contingent deferred sales charge period may exchange these contracts for Panorama Premier contracts issued by us or our subsidiary, C.M. Life Insurance Company. We call this the "Flex Extra Exchange Program". Any contract value that you exchange to a Panorama Premier contract will not be subject to a contingent deferred sales charge under the Panorama Premier contract. If you make any additional purchase payments to the Panorama Premier contract, they will be subject to a contingent deferred sales charge as assessed under the Panorama Premier contract.


If you purchased your contract by exchanging a previously issued MassMutual Flex-Annuity contract, we will base your contingent deterred sales charges on the issue date of the Flex-Annuity contract.

The exchange programs may not be available in all states. Check with your agent. We have the right to terminate these exchange programs at any time. If you want more information about the exchange programs, contact your agent or us at the Annuity Service Center.

Free Withdrawals

We will not deduct a contingent deferred sales charge on an amount up to 10% of your contract value:

o     on your first withdrawal in each contract year, and

o on the maturity date, if you have not made any withdrawals during that contract year.

You may not carry over any unused portion of this 10% free withdrawal to any later withdrawal or maturity date in that contract year.

We have a different free withdrawal provision for contracts purchased by a Charitable Remainder Trust. Subject to state availability, we will not impose a contingent deferred sales charge on withdrawals in each contract year equal to the greater of:

o 10% of the contract value on the date of the first withdrawal in the contract year; or

o     earnings in the contract as of the date of the withdrawal.

Premium Taxes


Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction either from your purchase payments when they are made or from your contract value when you make withdrawals, when you enter the income phase, or upon your death, depending on your state of residence. Premium taxes generally range from 0% to 3.5%, depending on the state.


Transfer Fee

There is no charge for transfers during the accumulation phase. We do not allow transfers during the income phase.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses


There are deductions from and expenses paid out of the assets of the various funds, which are described in the attached fund prospectuses. We may enter into certain arrangements under which we are reimbursed by the funds' advisors, distributors and/or affiliates for the administrative services that we provide.

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of several annuity options. You can choose the month and year to begin those payments. We call that date the maturity date.

We ask you to choose your maturity date when you purchase your contract. If you do not choose an annuity option, we will assume that you selected a variable monthly annuity under a life income option with 120 payments guaranteed. You can defer your maturity date to any allowable date later than your current maturity date, provided we receive the written request at least 90 days before the current maturity date. You can also elect to have an earlier maturity date than the current date in effect, provided that we receive the written request at least 30 days before the earlier maturity date desired.

The maturity date must be:


(1)   the contract anniversary nearest to the annuitant's 85th birthday;


(2)   if state law permits, you may defer the maturity date to age 90; or

(3) in states where available, the maturity date may be deferred to age 100 on contracts purchased by a Charitable Remainder Trust.

At the maturity date, you have the same fund choices that you had during the accumulation phase. You can choose whether payments will be fixed, variable, or a combination of both. You may also elect to receive your contract value in a lump sum.

In order to avoid adverse tax consequences, you should begin to take distributions at least equal to the minimum amount required by the IRS, no later than the required beginning date. If your contract is an IRA, that date should be the year you reach age 70 1/2 . For qualified plans and TSAs, that date is the later of your retirement or when you reach age 70 1/2 .

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 5 things:

o     the value of your contract on the maturity date;

o     the deduction of premium taxes, if applicable;

o     the deduction of a contingent deferred sales charge, if applicable;

o     the annuity option you select; and

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected).

Variable Annuity Payments

If you choose variable payments, over time the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 6 things:

o     the value of your contract on the maturity date;

o     the deduction of premium taxes, if applicable;

o     the deduction of a contingent deferred sales charge, if applicable; and

o     the annuity option you select;

o the age and sex of the annuitant (and joint annuitant if a joint payment option is elected); and

o     an assumed investment rate (AIR) of 4%.

Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number or your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected.

For a more detailed description of how the value of an annuity unit and the amount of the variable annuity payments are calculated, see the Statement of Additional Information.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. Also, you may not transfer among the funds and the GPA. In addition, during the income phase we do not allow withdrawals, except as explained under the fixed time payment option.

Fixed Income Payment Option. (available as a fixed payment only) We will make each monthly payment for an agreed fixed amount. Each monthly payment will be at least $10 for each $1,000 applied. We will pay interest on the unpaid balance each month at a rate we determine. This rate will not be less than 3% per year. Payments will continue until the amount we hold runs out. The last payment will be for the remaining balance.

Fixed Time Payment Option. We will make fixed and/or variable monthly annuity payments for any period selected, up to 30 years. You may elect to withdraw the present value of the remaining unpaid monthly annuity payments, subject to any applicable contingent deferred sales charge.

Lifetime Payment Option. We will make fixed and/or variable payments based on the life of the annuitant. If you elect this option, we will make annuity payment:

(1)   without any guaranteed number of payments;

(2)   with payments guaranteed for the amount applied; or

(3)   with a guaranteed number of payments for 5, 10 or 20 years.

Interest Payment Option. (available only on non-qualified contracts and available only as a fixed payment option) We will hold any amount applied under this option. We will pay any interest on the unpaid balance each month at a rate we determine. This rate will not be less than 3% per year.

Joint Lifetime Payment Option. We will make fixed and/or variable annuity payments, based on the lives of two annuitants. When one dies, payments continue for the lifetime of the other. The two variations of this option are:

(1) Payments for two lives only. No specific number of payments is guaranteed. Payments stop when both persons have died.

(2) Payments guaranteed for 10 years. Payments stop at the end of 10 years, or when both named persons have died, whichever is later.

Joint Lifetime Payment Option with Reduced Payments. We will make fixed and/or variable monthly payments based on the lives of two annuitants. Payments will continue while both are living. When one dies, reduced payments will continue for the lifetime of the other. These reduced payments will be two-thirds of what we would have paid if both persons had continued to live. Payments stop when both persons have died.

If your contract value is less than $2,000 on the maturity date, or if the annuity option you elect produces an initial monthly payment of less than $20, we reserve the right to pay you a lump sum rather than a series of annuity payments.

Payments after Death of an Annuitant

Generally, if a payment option with a guaranteed number of payments is elected, and the annuitant dies before we have completed the guaranteed number of payments, we will do one of two things depending upon what the annuitant elected at the maturity date:

o We will continue making the guaranteed payments to the designated beneficiary, or

o     We will make a payment in one sum.

Limitation on Payment Options

If you purchase a contract as a TSA or an IRA, the Internal Revenue Code imposes restrictions on the types of payment options which you may elect.

Payments On Death

Death Of Annuitant During Accumulation Phase

If the annuitant dies during the accumulation phase, we will pay a death benefit to the beneficiary. The death benefit will be the greater of:

(1) the total of all purchase payments, less any withdrawals and any applicable charges; or

(2)   your contract value as of the business day we receive proof of death.

We will deduct the amount of any applicable premium taxes, and the amount of any outstanding contract debt if the contract is a TSA.

We may pay the death benefit in one sum within 7 days after we receive proof of death and all other required forms at our Annuity Service Center. With our consent, you may have the death benefit paid under one of the available payment options. We do not impose a contingent deferred sales charge on death benefit payments.

Taxes

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified.

You, as the owner of a non-qualified annuity, will generally not be taxed on increases in the value of your contract until a distribution occurs -either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax deferral purposes.

Qualified And Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: deductible and non-deductible Individual Retirement Annuities (IRAs) and pension and profit-sharing plans, which include 401(k) plans, H.R. 10 Plans, TSAs, etc.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)   paid on or after the taxpayer reaches age 59 1/2 ;

(2)   paid to your beneficiary after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)   paid under an immediate annuity; or

(6)   which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 408 (Individual Retirement Annuities - IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

o     distributions made on or after you reach age 59 1/2 ;

o     distributions made after your death or disability (as defined in Code
      Section 72(m)(7);

o after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a separation from service is not required);

o distributions made after separation of service if you have reached age 55 (not applicable to distributions from IRAs);

o distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

o distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

o distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days);

o distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7) for the taxable year; and

o distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in
(b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners through salary reductions from certain Tax-Sheltered Annuities. Withdrawals of salary reduction amounts and their earnings can only be made when an owner:

o     reaches age 59 1/2;

o     leaves his/her job;

o     dies;

o     becomes disabled, as that term is defined in the Code; or

o     in the case of hardship.

In the case of hardship, the owner can only withdraw his/her own purchase payments made through salary reductions and not any earnings.


Any contract value as of December 31, 1988, is not subject to these restrictions. Additionally, return of "excess contributions" or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

Withdrawals - Texas Optional Retirement Program

No withdrawals may be made in connection with a contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning before you:

o terminate employment in all such institutions and repay employer contributions if termination occurs during the first twelve months of employment;

o     retire;

o     die; or

o     attain age 70 1/2 .

Other Information

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.

Standardized Total Returns

We will show standardized average annual total returns for separate account divisions that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the administrative charge and all other separate account and contact level charges, except premium taxes, if any.

If a division has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns

We will also show total returns based on historical performance of the divisions and underlying funds. We may assume the contacts were in existence prior to their inception date, April 27, 1987, which they were not. Total return percentages included all fund level and separate account level charges. They do not include a contingent deferred sales charge, administrative charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield


We may also show yield and effective yield for the MML Money Market Fund over a seven-day period, which we will then "annualize". This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the "effective yield" similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore the effective yield is slightly higher than the yield because of the compounding effect.


Related Performance


Some of the funds available to you may be similar to mutual funds offered in the retail marketplace. These funds generally have the same investment objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds' sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this contract and is not an indication of future performance of these funds.


Year 2000


Like other businesses and governments around the world, we could be adversely affected if the computer systems used by us and those with which we do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue".


In 1996, we began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue on our own behalf and on behalf of certain subsidiaries. We are addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. We are also seeking assurances from vendors, customers, service providers, governments and others with which we conduct business, to determine their Year 2000 readiness.


The costs related to the Year 2000 issue are currently being expensed, and when measured against net gain from operations, are not material to us.


Distributors

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the contracts. MML Investors Service, Inc. (MMLISI) serves as co-underwriter for the contracts. Their purpose as underwriters is to distribute the contracts.

MML Distributors and MMLISI are wholly-owned subsidiaries of MassMutual. Both are located at 1414 Main Street, Springfield, Massachusetts 01144-1013

We will pay commissions to our agents who sell the contracts. Currently, we pay an amount up to 4% of purchase payments.

Assignment

The contract cannot be sold, discounted, assigned or pledged as a collateral for a loan, security for the performance of any other obligation, or any other purpose to anyone other than us.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

o     Substitute another fund for one of the funds you have selected.

o     Add separate account divisions.

o Split or consolidate the number of accumulation units or annuity units for any separate account division and correspondingly decrease or increase the accumulation or annuity unit values for any division.

If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; or

o an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the fund; or

o during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We have reserved the right to defer payment for a withdrawal from the GPA for the period permitted by law but not for more than six months.

Legal Proceedings

We are currently not involved in any legal proceedings that might adversely impact the contracts.

Financial Statements

We have included our financial statements and those of the Separate Accounts in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For you convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:


      1.    General Information

      2.    Assignment of Contract

      3.    Restrictions on Redemptions

      4.    Service Arrangements and Distribution

      5.    Purchase of Securities Being Offered

      6.    Contract Value Calculations

      7.    Performance Measures

      8.    Federal Tax Matters

      9.    Experts

      10.   Financial Statements

To:   Massachusetts Mutual Life Insurance Company
      Annuity Service Center, H305
      P.O. Box 9067
      Springfield, Massachusetts 01102-9067


Please send me a Statement of Additional Information for MassMutual's Flex
Extra.


Name        __________________________________________________

Address     __________________________________________________

            __________________________________________________

City        ______________________ State ________ Zip ________

Telephone   __________________________________________________

Appendix A

Condensed Financial Information


The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate accounts' audited financial statements. You should read this information in conjunction with the separate accounts' audited financial statements and related notes which are included in the Statement of Additional Information.


Accumulation Units and Unit Values


Massachusetts Mutual Variable Annuity                      MML          MML              MML                MML
Separate Account 1 - Flex Extra (Qualified)              Equity     Money Market     Managed Bond          Blend
Number of Accumulation                                  Division      Division         Division           Division
Units Outstanding
                              December 31, 1998        425,596,117   51,773,022       59,569,603        569,209,258
                              December 31, 1997        413,935,012   44,060,821       52,035,004        574,212,871
                              December 31, 1996        374,083,546   51,271,090       52,403,544        566,300,198
                              December 31, 1995        323,311,630   41,803,874       49,720,989        546,216,626
                              December 31, 1994        274,538,937   34,934,809       44,101,201        516,939,760
                              December 31, 1993        226,395,300   27,346,264       46,476,619        459,927,890
                              December 31, 1992        167,299,926   30,143,450       32,608,913        366,588,916
                              December 31, 1991        119,606,024   30,802,372       23,155,232        291,461,762
                              December 31, 1990         86,652,182   28,833,250       13,552,756        233,186,010
                              December 31, 1989         63,973,864   18,921,173       11,056,959        183,241,336

Massachusetts Mutual Variable Annuity
Separate Account 2 - Flex Extra (Non-Qualified)
Number of Accumulation
Units Outstanding
                              December 31, 1998        136,855,139   20,946,651       26,395,722        172,742,751
                              December 31, 1997        126,208,946   19,294,078       21,418,834        163,896,980
                              December 31, 1996        104,649,193   20,362,671       20,243,018        148,835,850
                              December 31, 1995         82,979,376   14,727,577       18,010,100        131,775,179
                              December 31, 1994         66,002,110   10,382,571       14,779,667        120,091,837
                              December 31, 1993         53,470,696    6,200,284       13,569,146        103,639,596
                              December 31, 1992         36,953,003    6,801,988        8,584,172         73,543,842
                              December 31, 1991         24,025,061    6,283,056        5,488,369         50,732,821
                              December 31, 1990         14,021,402    7,585,350        2,563,303         35,967,762
                              December 31, 1989          8,500,208    2,803,156        1,737,144         28,308,970

Accumulation Unit Values
Separate Account 1 and
Separate Account 2
                              December 31, 1998              $4.24        $1.64            $2.31              $3.39
                              December 31, 1997              $3.70        $1.58            $2.17              $3.02
                              December 31, 1996              $2.91        $1.52            $2.00              $2.53
                              December 31, 1995              $2.45        $1.47            $1.96              $2.25
                              December 31, 1994              $1.89        $1.41            $1.67              $1.85
                              December 31, 1993              $1.84        $1.37            $1.75              $1.83
                              December 31, 1992              $1.70        $1.35            $1.59              $1.69
                              December 31, 1991              $1.56        $1.33            $1.50              $1.56
                              December 31, 1990              $1.26        $1.27            $1.30              $1.28
                              December 31, 1989              $1.28        $1.19            $1.22              $1.26
                              April 27, 1987*                $1.00        $1.00            $1.00              $1.00


                                                       Oppenheimer
Massachusetts Mutual Variable Annuity                    Capital              Oppenheimer          Oppenheimer
Separate Account 1 - Flex Extra (Qualified)           Appreciation**      Global Securities      Strategic Bond
Number of Accumulation                                   Division              Division             Division
Units Outstanding
                              December 31, 1998        200,863,119           176,570,468          59,361,175
                              December 31, 1997        177,604,099           157,068,622          49,826,459
                              December 31, 1996        125,989,293           107,702,603          30,405,082
                              December 31, 1995         49,289,518            59,951,410          16,550,444
                              December 31, 1994         10,580,565            19,122,038           3,515,388

Massachusetts Mutual Variable Annuity
Separate Account 2 - Flex Extra (Non-Qualified)
Number of Accumulation
Units Outstanding
                              December 31, 1998         74,932,852            79,716,298          38,756,461
                              December 31, 1997         66,601,368            67,261,990          33,692,490
                              December 31, 1996         44,476,705            42,255,790          21,134,436
                              December 31, 1995         15,969,333            20,647,408          11,113,034
                              December 31, 1994          4,250,795             6,903,141           1,621,487

Accumulation Unit Values
Separate Account 1 and
Separate Account 2
                              December 31, 1998              $1.91                 $1.44               $1.35
                              December 31, 1997              $1.72                 $1.28               $1.33
                              December 31, 1996              $1.56                 $1.05               $1.23
                              December 31, 1995              $1.32                 $0.91               $1.12
                              December 31, 1994              $1.01                 $0.90               $0.98
                              September 12, 1994*            $1.00                 $1.00               $1.00


*     Commencement of Public Offerings.

** The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Aggressive Growth Fund/VA.

                                     PART B
                            INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                                   FLEX EXTRA

--------------------------------------------------------------------------------

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                   (Depositor)

--------------------------------------------------------------------------------

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2
                                  (Registrants)

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 dated May 1, 1999 (the "Prospectus"). The Prospectus is available upon written or oral (1-800-366-8226) request, from Massachusetts Mutual Life Insurance Company, Annuity Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.

                                Dated May 1, 1999


                               TABLE OF CONTENTS


General Information ..............................................           2

Assignment of Contract ...........................................           2

Restrictions on Redemption .......................................           3

Service Arrangements and Distribution ............................           3

Purchase of Securities Being Offered .............................           4

Contract Value Calculations For Amounts Allocated to an
Investment Division of a Separate Account ........................           5

Performance Measures .............................................           9

Federal Tax Matters ..............................................          15

Experts ..........................................................          21

Financial Statements ............................................. Final Pages

                               GENERAL INFORMATION

                                   MassMutual


Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states, the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual had consolidated statutory assets in excess of $67 billion and estimated total assets under management of $176.8 billion as of December 31, 1998. Its home office is located in Springfield, Massachusetts.


                              The Separate Accounts


Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") was established as a separate investment account of MassMutual on April 8, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") was established as a separate investment account of MassMutual on October 14, 1981 in accordance with the provisions of Chapter 175 of the Massachusetts General Laws.


Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Accounts or of MassMutual. Under Massachusetts law, however, both MassMutual and each Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

Although the assets of each Separate Account are assets of MassMutual, assets of each Separate Account equal to the reserves and other annuity contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under the Flex Extra Contracts (the "contracts"), however, are general corporate obligations of MassMutual.

                             ASSIGNMENT OF CONTRACT

MassMutual will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the original or MassMutual receives at its Home Office a true copy thereof. MassMutual assumes no responsibility for the validity of any assignment.

While the contracts are generally assignable, all non-tax qualified (Separate Account 2) contracts must carry a non-transferability endorsement which precludes their assignment. For qualified (Separate Account 1) contracts, the following exceptions and provisions should be noted:

      (1) No person entitled to receive annuity payments under a contract or part or all of the contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant's lifetime and received in good order by MassMutual at its Home Office. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;

      (2) If an assignment of a contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and (b) the Accumulated Value of the contract, and any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

      (3) Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in
      Section 401(a) or by the administrator of an annuity plan described under
      Section 403(a) of the Code;

      (4) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to
      Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable. Non-ERISA TSA values may be pledged, however, as collateral for contract loans; and

      (5) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                           RESTRICTIONS ON REDEMPTION


Redemptions of TSAs may be restricted as required by Section 403(b)(11) of the Internal Revenue Code (see, "Withdrawals-Tax-Sheltered Annuities" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1)-(4) as set forth in the No Action Letter.


                      SERVICE ARRANGEMENTS AND DISTRIBUTION

MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, is the principal underwriter for each Separate Account pursuant to an Underwriting and Servicing Agreement among MassMutual, MML Distributors and the Separate Accounts. MML Investors Services, Inc. ("MMLISI") serves as co-underwriter for each Separate Account.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The contracts are sold through agents who are licensed by state insurance department officials to sell the contracts. These agents are also registered representatives of selling brokers or MMLISI. The contracts are offered in all states and the District of Columbia.


Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for each Separate Account. Compensation paid to MMLISI in 1998 was $350,000. Compensation paid to MML Distributors in 1998 was $10,000. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the contracts. During 1998, 1997, and 1996, commission payments amounted to $37,183,157, $38,134,964, and $35,521,258 respectively.


Under Administration Agreements, MassMutual has agreed to provide, or provide for, and assume: (1) all services and expenses required for the administration of those contracts which depend in whole or in part on the investment performance of the Separate Accounts; and (2) all services and expenses required for the administration of the Separate Accounts other than the services and expenses referred to in (1). MassMutual also has agreed to provide, or provide for, and assume all services and expenses required for the Separate Accounts' management-related services. MassMutual receives no compensation for such services apart from the various charges against the contracts described in the Prospectus.

These Servicing and Administration Agreements may be terminated by the parties without the payment of any penalty upon sixty days' written notice. The agreements immediately terminate in the event of their assignment (within the meaning of the Investment Company Act of 1940). The agreements may be amended at any time by the mutual consent of the parties. Contract owners will not receive notice with respect to changes in the agreements.

The offering of the contracts is continuous.

                      PURCHASE OF SECURITIES BEING OFFERED


Interests in the Separate Account are sold to contract owners as accumulation units. Until April 30, 2000, deferred contingent sales charges that may otherwise have been applicable will be waived upon the surrender of a contract where the proceeds of such redemption are used to purchase certain new MassMutual group contracts. Charges applicable to the particular group contract, including any surrender charges, will continue to apply.


             Exchange Program: Flex Extra Variable Annuity Contracts


Owners of IRA or non-qualified Flex Extra contracts that are beyond the contingent deferred sales charge period may exchange such contracts for Panorama Premier variable annuity contracts issued by MassMutual, subject to state availability or CM Life Insurance Company, a MassMutual life insurance subsidiary (the "Exchange Program"). For flexible purchase payment contracts, the sales charge period ends in the tenth year. For single purchase payment contracts, it ends in the sixth year. The Exchange Program is only available in those states that have approved both contracts. The entire contract value of the Flex Extra contract must be transferred to the Panorama Premier contract. While there is no upper limit on the amount of the contract value, it must be at least $5,000 ($2,000 for IRA contracts) on the date the owner signs the Panorama Premier application.

An exchange may occur if the contract owner has money in the Flex Extra Guaranteed Principal Account ("GPA") even if the applicable state has not approved the Fixed Account feature of the Panorama Premier contract. In that case, the contract owner may transfer value in the GPA to any Panorama Premier sub-account. While value in Flex Extra's GPA must be transferred to Panorama Premier's Fixed Account, all other assets may be transferred into the sub-accounts designated by the owner in the application for the Panorama Premier variable annuity contract. The transfers shall occur within two business days of the receipt in good order of the Panorama Premier application and all necessary paperwork. For purposes of determining the amounts that can subsequently be transferred from and between accounts, a new contract year will begin upon the issuance of the Panorama Premier contract.


When eligible Flex Extra contracts are exchanged for Panorama Premier contracts, no contingent deferred sales charge shall apply to initial purchase payments made pursuant to the exchange, but all subsequent purchase payments shall be subject to the contingent deferred sales charges.

The company may terminate the Exchange Program at any time at its sole discretion. For further information about the Exchange Program contact your registered representative or call MassMutual at (800) 234-5606.


As indicated in the Panorama Premier prospectus (Highlights: Free Look), the Panorama Premier contract can be returned to the Company for any reason within ten (10) calendar days, or longer in certain circumstances, after its receipt by the contract owner. If this right is exercised, the contract will be terminated and treated as if it were never issued. Furthermore, the Flex Extra contract will be reinstated as if it had never been exchanged for the Panorama Premier contract.


In determining whether an exchange is appropriate, a contract owner should carefully compare the Flex Extra and Panorama Premier contracts and should carefully review the prospectuses for both products.

             CONTRACT VALUE CALCULATIONS FOR AMOUNTS ALLOCATED TO AN
                    INVESTMENT DIVISION OF A SEPARATE ACCOUNT


                             The Accumulation Phase
               Valuation Date, Valuation Time and Valuation Period


Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in each Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                             Accumulation Unit Value

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division of the Separate Account will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.00000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                  Purchase of Accumulation Units in a Division
                             of a Separate Account


You may allocate purchase payments among the available investment Divisions of a Separate Account and the GPA. At the end of each Valuation Period, MassMutual will apply Your purchase payment (after deducting any applicable premium taxes) to each Separate Account Division that you have allocated in order to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the contract on or prior to the maturity date and the amount of variable annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the Fund in which the assets of the Division are invested), any applicable taxes and the applicable asset charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value within two days of the date on which a purchase payment is received in good order in the mail or by wire transfer at MassMutual's Annuity Service Center or a designated bank lockbox. If such date is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined as of the next Valuation Time following the date the payment is received. If an initial purchase payment is not applied to purchase Accumulation Units within five business days after receipt at MassMutual's Annuity Service Center. (due to incomplete or ambiguous application information, for example) the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser.


                              Net Investment Factor

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the gross investment rate for that Division (as defined below) for the Valuation Period and 1.00000000, decreased by the applicable asset charge. The Net Investment Factor may be greater than or less than 1.00000000.

                              Gross Investment Rate

The gross investment rate for each Division of a Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of each Division are equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The gross investment rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The gross investment rate may be positive or negative.

The policy of each Separate Account is to take dividends and capital gain distributions on shares of the Funds held by each Separate Account in additional shares and not in cash.


See the General Formulas section for the general formulas used to compute the value of an Accumulation Unit for any Division of a Separate Account, and for a hypothetical illustration using such formulas.



                                The Income Phase


When your contract approaches its maturity date, you may choose to have the contract value provide you at maturity with either fixed annuity payments (referred to as the "Fixed Income Option" in your contract), variable monthly annuity payments (referred to as the "Variable Income Option" in your contract), or a combination of the two. You also may elect to receive the contract value in one lump sum. A contingent deferred sales charge (as described in the Prospectus) may be deducted from the Accumulated Value of your contract at maturity. Fixed or variable monthly annuity payments may be received under several different payment options. If you have made no election within a reasonable time after the maturity date, the contract will provide you with the automatic payment of a variable monthly annuity under a life income option with payments guaranteed for 10 years.


                                  Fixed Annuity

If you select a fixed annuity, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of a Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, you should refer to the contracts.

                            Variable Monthly Annuity

If you select a variable monthly annuity, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a joint and survivor payment option with reduced survivor income is elected. Variable monthly annuity payments will be made by withdrawal of assets from the Separate Account.

                       Annuity Units and Monthly Payments

The number of Annuity Units in each Division to be credited to a contract is determined in the following manner. First, the value of amounts attributable to a contract to each Division of a Separate Account is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the contract by the Accumulation Unit Value of that Division on the payment calculation date for the first variable monthly annuity payment. Such value is then multiplied by the "purchase rate" (as defined below) to determine the amount of the first variable monthly annuity payment attributable to each Division. Finally, the amount of the first variable monthly annuity payment attributable to each Division is divided by the Annuity Unit Value for that Division on the payment calculation date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each variable monthly annuity payment (other than the first payment under a contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the contract by their value (the "Annuity Unit Value") on the payment calculation date.

                                  Purchase Rate

The purchase rate for each Division is the amount of variable monthly annuity payment purchased by $1,000 of Accumulated Value at maturity date applied to that Division. The purchase rates which will be applied will be those specified in the contract or those in use by MassMutual when the first variable monthly annuity payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option which you elect and takes into account the age and year of birth of the annuitant or annuitants. The sex of the annuitant or annuitants will also be considered unless the contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.

                            Assumed Investment Rates

The assumed investment rate for each Separate Account Division will be 4% per annum unless a lower rate is required by state law. The assumed investment rate will affect the amount by which variable monthly annuity payments will vary from month to month. If the actual net investment performance for a Division for the period between the date any variable monthly annuity payment is determined and the date the next variable monthly annuity payment is determined is equivalent on an annual basis to an investment return at the assumed investment rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the assumed investment rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the assumed investment rate, then the next payment attributable to that Division will be smaller than the last.

                               Annuity Unit Value

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. The initial Annuity Unit Value for each Division was set at $1.00000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.00000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the assumed investment rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                                General Formulas

            General Formulas to Determine Accumulation Unit Value and Annuity Unit Value for any Division of a Separate Account

Gross Investment               =     Net Earnings during Valuation Period
Rate                                 ------------------------------------
                                     Value of Net Assets at beginning of
                                     Valuation Period

Net Investment                 =     Gross Investment Rate + 1.00000000 - Asset
Factor                               Charge

Accumulation                   =     Accumulation Unit Value on Preceding
Unit Value                           Valuation Date X Net Investment Factor

                                     Annuity Unit Value on Preceding Valuation
                                     Date X Net Investment Factor
                                     ----------------------------
Annuity Unit                   =     1.00000000 + rate of interest for number of
Value                                days in current Valuation Period at Assumed
                                     Investment Rate

                   Illustration of Computation of Accumulation
                and Annuity Unit Value Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the asset charge was .00003562 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.13500000 and $1.06700000, respectively, that the corresponding assumed investment rate was 4% and that the Valuation Period was one day.

The gross investment rate for the Valuation Period would be .00039200 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.00035638 (.00039200 plus 1.00000000 minus .00003562). The new Accumulation Unit Value would be $1.13540449 ($1.13500000 x 1.00035638). At an effective annual rate of
4%, the rate of interest for one day is .00010746, and the new Annuity Unit Value would be $1.06726557 ($1.06700000 x 1.00035638 divided by 1.00010746).

             General Formulas to Determine Variable Monthly Annuity
           Payments and Number of Annuity Units for any Division of a
                                Separate Account

First Variable               Accumulation Units Applied X Accumulation Unit
Monthly Annuity          =   Value on Payment Calculation Date for First Payment
                             Variable Monthly Annuity Payment X Purchase Rate

                             First Variable Monthly Annuity Payment
                             --------------------------------------
Number of                =   Annuity Unit Value on Payment Calculation Date
Annuity Units                for First Variable Monthly Annuity Payment

Amount of
Subsequent               =   Number of Annuity Units X Annuity Unit Value
Variable Monthly             on the Applicable Payment Calculation Date
Annuity Payments

             Illustration of Computation of Variable Monthly Annuity
               Payments for a Contract Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of a Separate Account were to be applied; that the purchase rate for the assumed investment rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the payment calculation date for the first variable monthly annuity payment was $1.35000000; and that the Annuity Unit Value of such Division on the payment calculation date for the first variable monthly annuity payment was $1.20000000 and for the second variable monthly annuity payment was $1.20050000.

The first variable monthly annuity payment would be $266.96 (35,000 x 1.35000000 x .00565). The number of Annuity Units of such Division credited would be
222.467 ($266.96 divided by $1.20000000). The amount of the second variable monthly annuity payment would be $267.07 (222.467 x $1.20050000). If the contract has Annuity Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the variable monthly annuity payment would be equal to the sum thereof.

                              PERFORMANCE MEASURES


MassMutual may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict future performance.


                    Standardized Average Annual Total Return


MassMutual will show standardized average annual total returns for each Separate Account Division that has been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the administrative charge, and all other fund, Separate Account and contract level charges, except premium taxes, if any. The administrative charge will be apportioned among the Divisions of the Separate Account based upon the percentage of in-force contracts investing in each of the Divisions.

If a Separate Account Division has been in existence for less than one year, MassMutual will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

The following tables show the standardized average annual total return for the Divisions for the period ended December 31,1998.


                       Flexible Purchase Payment Contract

                               1 Year    5 Years    10 Years    Since Inception*
                               ------    -------    --------    ----------------

MML Equity Division             5.42%     16.40%      14.25%            --
MML Managed Bond Division      -1.10       4.77        7.69             --
MML Blend Division              3.09      11.47       11.63             --
MML Money Market Division      -3.75       2.76        4.00             --
Oppenheimer Capital
  Appreciation Division**       2.44        N/A         N/A          14.62%
Oppenheimer Global
  Securities Division           4.16        N/A         N/A           7.25
Oppenheimer Strategic
  Bond Division                -5.83        N/A         N/A           5.93


*     Since availability of Funds within contract (9/12/94)


** The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Aggressive Growth Fund/VA.

                        Single Purchase Payment Contract

                             1 Year     5 Years    10 Years     Since Inception*
                             ------     -------    --------     ----------------

MML Equity Division           9.66%      17.39%      14.32%             --
MML Managed Bond Division     2.76        5.56        7.70              --
MML Blend Division            7.23       12.41       11.70              --
MML Money Market Division     0.00        3.53        4.01              --
Oppenheimer Capital
  Appreciation Division**     6.49         N/A         N/A           15.67%
Oppenheimer Global
  Securities Division         8.26         N/A         N/A            8.23
Oppenheimer Strategic
  Bond Division              -2.71         N/A         N/A            6.86

*     Since availability of Funds within the contract (9/12/94)

** The Oppenheimer Capital Appreciation Division invests in the Oppenheimer Aggressive Growth Fund/VA.

                           Non-Standard Total Returns

MassMutual will also show total returns based on historical performance of the Divisions and underlying funds. MassMutual may assume the contracts were in existence prior to their inception date (April 27, 1987), which they were not. Total return percentages include all fund level and separate account level charges. They do not include a contingent deferred sales charge, administrative charge or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure this performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

The performance figures discussed below, are calculated on the basis of the historical performance of the funds, and may assume the contracts were in existence prior to their inception date (April 27, 1987) which they were not. Beginning on the contract inception date (April 27, 1987), actual accumulation unit values are used for the MML Equity, MML Money Market, MML Managed Bond, and MML Blend Funds. Beginning on September 12, 1994, actual accumulation unit values are used for the Oppenheimer Aggressive Growth, Oppenheimer Global Securities, and Oppenheimer Strategic Bond Funds.

                          Average Annual Total Returns
                      For Periods Ending December 31, 1998

                                                                         Since
Fund (Inception)             1 Year    3 Years    5 Years   10 Years   Inception
----------------             ------    -------    -------   --------   ---------

MML Equity* (9/15/71)        14.72%     20.04%     18.14%     14.93%     14.30
MML Money Market (12/16/81)   3.82       3.78       3.62       4.08       5.32
MML Managed Bond (12/16/81)   6.75       5.70       5.70       7.81       8.98
MML Blend (2/3/84)           12.11      14.62      13.14      12.27      12.48
Oppenheimer Aggressive
  Growth** (8/15/86)         10.95      13.22      11.62      14.63      13.68
Oppenheimer Global
  Securities (11/12/90)      12.67      16.57       8.27        N/A      11.15
Oppenheimer Strategic
  Bond (5/3/93)               1.58       6.45       5.46        N/A       5.59

* Although the MML Equity Fund commenced operations 9/15/71, the information necessary to calculate returns is available only for 1977 and later years.

**    Prior to May 1, 1998 this was called Oppenheimer Capital Appreciation
      Fund.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar service that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) compared to indices; (c) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (d) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

MassMutual may also show yield and effective yield for the MML Money Market Division over a seven-day period, which MassMutual then "annualizes". This means that when MassMutual calculates yield, it assumes that the amount of money the investment earns for the week is earned each week over a 52-week period. MassMutual shows this as a percentage of the investment. MassMutual calculates the "effective yield" similarly but when it annualizes the amount, it assumes the income earned is re-invested. Therefore, the effective yield is slightly higher than the yield because of the compounding effect.

These figures will reflect a deduction for Fund, Separate Account, and certain contract level charges and the annual administrative charge assuming such contract remains in force. The administrative charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the contingent deferred sales charge or premium taxes (if any), which if included would reduce the yields.

The 7-day yield and effective yield for the MML Money Market Division for the period ended December 31, 1998 is as follows:

Before Administrative Charge Deduction (Separate Accounts 1 and 2)

7-Day Yield:                            3.49%

7-Day Effective Yield:                  3.55%

After Administrative Charge Deduction   (Separate Accounts 1 and 2)


                          Flexible Purchase Contracts  Single Purchase Contracts
                          ---------------------------  -------------------------

Annual Maintenance Charge
Deduction                              0.15%                     0.04%
7-Day Yield                            3.34%                     3.45%
7-Day Effective Yield                  3.40%                     3.51%


The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

                       Flex Extra Hypothetical Projections


                                MML MANAGED BOND


                    $10,000     single purchase payment made December 31, 1988

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
12/31/1988           10,000       10,000
12/31/1989                        11,110                 11.10%
12/31/1990                        11,857                  6.72%
12/31/1991                        13,625                 14.91%
12/31/1992                        14,399                  5.68%
12/31/1993                        15,859                 10.14%
12/31/1994                        15,028                 -5.24%
12/31/1995                        17,643                 17.40%
12/31/1996                        17,948                  1.73%
12/31/1997                        19,443                  8.33%
12/31/1998                        20,721                  6.57%


                                  MML BLEND


                    $10,000     single purchase payment made December 31, 1988

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
12/31/1988           10,000       10,000
12/31/1989                        11,931                 19.31%
12/31/1990                        11,914                 -0.14%
12/31/1991                        14,556                 22.18%
12/31/1992                        15,680                  7.72%
12/31/1993                        16,946                  8.07%
12/31/1994                        17,105                  0.94%
12/31/1995                        20,787                 21.53%
12/31/1996                        23,351                 12.33%
12/31/1997                        27,844                 19.24%
12/31/1998                        31,180                 11.98%

                                MML MONEY MARKET


                   $10,000      single purchase payment made December 31, 1988

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
12/31/1988           10,000       10,000
12/31/1989                        10,752                  7.52%
12/31/1990                        11,444                  6.44%
12/31/1991                        11,943                  4.36%
12/31/1992                        12,165                  1.86%
12/31/1993                        12,304                  1.14%
12/31/1994                        12,577                  2.22%
12/31/1995                        13,074                  3.95%
12/31/1996                        13,522                  3.43%
12/31/1997                        14,006                  3.58%
12/31/1998                        14,506                  3.57%


                                   MML EQUITY


                    $10,000     single purchase payment made December 31, 1988

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
12/31/1988           10,000       10,000
12/31/1989                        12,292                 22.92%
12/31/1990                        11,878                 -3.37%
12/31/1991                        14,695                 23.72%
12/31/1992                        15,993                  8.83%
12/31/1993                        17,257                  7.90%
12/31/1994                        17,697                  2.55%
12/31/1995                        22,883                 29.30%
12/31/1996                        27,134                 18.58%
12/31/1997                        34,425                 26.87%
12/31/1998                        39,456                 14.61%


                          OPPENHEIMER AGGRESSIVE GROWTH


                    $10,000     single purchase payment made December 31, 1988

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
12/31/1988           10,000       10,000
12/31/1989                        12,557                 25.57%
12/31/1990                        10,275                -18.17%
12/31/1991                        15,657                 52.38%
12/31/1992                        17,803                 13.71%
12/31/1993                        22,339                 25.48%
12/31/1994                        20,342                 -8.94%
12/31/1995                        26,590                 30.71%
12/31/1996                        31,510                 18.50%
12/31/1997                        34,711                 10.16%
12/31/1998                        38,476                 10.85%

                           OPPENHEIMER STRATEGIC BOND


                    $10,000     single purchase payment made May 31, 1993

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
5/31/93              10,000       10,000
12/31/1993                        10,388                  3.88%
12/31/1994                         9,832                 -5.35%
12/31/1995                        11,158                 13.49%
12/31/1996                        12,309                 10.32%
12/31/1997                        13,174                  7.03%
12/31/1998                        13,347                  1.31%


                          OPPENHEIMER GLOBAL SECURITIES


                    $10,000     single purchase payment made November 30, 1990

                                                    Non-Standardized
                                                    ----------------
                                                        One Year
                                Accumulated        (or Calendar Year)
Date                Payment        Value              Total Return
--------------------------------------------------------------------------------
11/31/1990           10,000       10,000
12/31/1990                        10,049                  0.49%
12/31/1991                        10,219                  1.69%
12/31/1992                         9,335                 -8.65%
12/31/1993                        15,655                 67.70%
12/31/1994                        14,533                 -7.17%
12/31/1995                        14,633                  0.69%
12/31/1996                        16,946                 15.81%
12/31/1997                        20,496                 20.95%
12/31/1998                        23,055                 12.49%

                               FEDERAL TAX MATTERS

                                     General

Note: The following description is based upon the MassMutual's understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part MassMutual.

                                 Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MassMutual intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

                  Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

                          Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their contracts.

                             Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). The 20% withholding requirement also does not apply to hardship distributions from a 401(k) plan made after December 31, 1998. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

             Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

                                 Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by MassMutual in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Sheltered Annuities -Withdrawal Limitations" below.) Employee loans are not allowable under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

               Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities), and 408 (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the Owner. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                Tax Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the contract owner's value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between tax sheltered annuity plans. Contract owners should consult their own tax counsel or other tax adviser regarding any distributions.

             Section 457 Deferred Compensation ("Section 457") Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457 plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is generally one-third of the employee's includible compensation, up to $8,000 (in 1998). Includible compensation means earnings for services rendered to the employer which are includible in the employee's gross income, excluding the contributions under the Section 457 plan or a Tax-Sheltered Annuity. Certain catch-up deferrals are permitted during the last three (3) years before an employee attains normal retirement age. The contract purchased is issued to the employer, and the employee has no rights or vested interest in the contract. All contract value must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457 plan provisions. Presently, tax-free transfers of assets in a section 457 plan can only be made to another section 457 plan in certain limited cases.

Purchasers of contracts for use with Section 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                     EXPERTS

We have included the financial statements of MassMutual and Massachusetts Mutual Variable Annuity Separate Accounts 1 and 2 in this Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

PricewaterhouseCoopers LLP is located in Springfield, Massachusetts 01101.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Flex Extra (Qualified) segment of Massachusetts Mutual Variable Annuity Separate Account 1 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment companies, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

                                                     MML          MML                       *Oppenheimer  Oppenheimer   Oppenheimer
                                       MML          Money       Managed          MML          Capital        Global      Strategic
                                     Equity         Market        Bond          Blend       Appreciation   Securities       Bond
                                    Division       Division     Division       Division       Division      Division      Division
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
ASSETS
Investments
  Number of shares (Note 2)          44,071,313   84,146,588    10,786,408      72,674,225     8,604,259    11,550,695   15,658,216
                                 ==============  ===========  ============  ==============  ============  ============  ===========
  Identified cost (Note 6)       $1,119,039,922  $84,146,588  $133,083,328  $1,411,915,729  $321,132,978  $209,004,597  $79,250,481
                                 ==============  ===========  ============  ==============  ============  ============  ===========
  Value (Note 3A)                $1,727,495,987  $84,146,588  $135,869,684  $1,822,899,582  $385,728,931  $254,923,841  $80,170,064
Dividends receivable                 87,487,516      335,297     2,460,738     114,193,766            --            --           --
Receivable from Massachusetts
  Mutual Life Insurance Company              --      466,284            --              --            --            --           --
Other assets                              5,711           19           290           7,124           335           332          263
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
    Total assets                  1,814,989,214   84,948,188   138,330,712   1,937,100,472   385,729,266   254,924,173   80,170,327

LIABILITIES
Annuitant mortality fluctuation
  reserve (Note 3D)                      25,929          376         2,724          58,554         1,999           893          710
Payable to Massachusetts Mutual
  Life Insurance Company              9,189,716           --       438,729       7,929,255     1,726,182     1,134,597      230,678
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
    Total liabilities                 9,215,645          376       441,453       7,987,809     1,728,181     1,135,490      231,388
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------

NET ASSETS                       $1,805,773,569  $84,947,812  $137,889,259  $1,929,112,663  $384,001,085  $253,788,683  $79,938,939
                                 ==============  ===========  ============  ==============  ============  ============  ===========

Net Assets:
Accumulation units value         $1,804,909,278  $84,935,285  $137,798,457  $1,927,160,857  $383,934,442  $253,758,932  $79,915,278
Annuity reserves (Note 3E)              864,291       12,527        90,802       1,951,806        66,643        29,751       23,661
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------

    Net assets                   $1,805,773,569  $84,947,812  $137,889,259  $1,929,112,663  $384,001,085  $253,788,683  $79,938,939
                                 ==============  ===========  ============  ==============  ============  ============  ===========
Accumulation units (Note 8)
  Contractowners                    425,596,117   51,773,022    59,569,603     569,209,258   200,858,119   176,565,468   59,356,175
  Massachusetts Mutual Life
    Insurance Company                        --           --            --              --         5,000         5,000        5,000
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
    Total units                     425,596,117   51,773,022    59,569,603     569,209,258   200,863,119   176,570,468   59,361,175
                                 ==============  ===========  ============  ==============  ============  ============  ===========

NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31, 1998              $         4.24  $      1.64  $       2.31  $         3.39  $       1.91  $       1.44  $      1.35
  December 31, 1997                        3.70         1.58          2.17            3.02          1.72          1.28         1.33
  December 31, 1996                        2.91         1.52          2.00            2.53          1.56          1.05         1.23
  December 31, 1995                        2.45         1.47          1.96            2.25          1.32          0.91         1.12
  December 31, 1994                        1.89         1.41          1.67            1.85          1.01          0.90         0.98

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1998

                                                   MML           MML                     *Oppenheimer  Oppenheimer    Oppenheimer
                                      MML         Money        Managed         MML         Capital        Global       Strategic
                                    Equity        Market         Bond         Blend      Appreciation   Securities        Bond
                                   Division      Division      Division      Division      Division      Division       Division
                                 ------------  ------------  ------------  ------------  ------------  ------------  ------------
Investment income
Dividends (Note 3B)              $ 87,502,482  $  3,710,406  $  8,040,025  $161,059,949  $  9,010,634  $ 21,281,303  $  2,003,867

Expenses
Mortality and expense risk fees
  and administrative expenses
  (Note 4)                         21,669,572       956,232     1,604,337    23,769,878     4,389,033     2,968,477       974,049
                                 ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net investment income (Note 3C)    65,832,910     2,754,174     6,435,688   137,290,071     4,621,601    18,312,826     1,029,818
                                 ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net realized and unrealized
gain (loss) on investments
Net realized gain on
  investments (Notes 3B, 3C
  and 7)                           40,715,247            --       175,578    40,453,309     3,796,453     2,316,249       585,727
Change in net unrealized
  appreciation/depreciation
  of investments                  120,868,915            --     1,355,721    31,568,535    27,334,115     5,708,659      (647,713)
                                 ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net gain (loss) on investments    161,584,162            --     1,531,299    72,021,844    31,130,568     8,024,908       (61,986)
                                 ------------  ------------  ------------  ------------  ------------  ------------  ------------

Net increase in net assets
  resulting from operations      $227,417,072  $  2,754,174  $  7,966,987  $209,311,915  $ 35,752,169  $ 26,337,734  $    967,832
                                 ============  ============  ============  ============  ============  ============  ============

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund .


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1998

                                                     MML          MML                       *Oppenheimer  Oppenheimer   Oppenheimer
                                       MML          Money       Managed          MML          Capital        Global      Strategic
                                     Equity         Market        Bond          Blend       Appreciation   Securities       Bond
                                    Division       Division     Division       Division       Division      Division      Division
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Increase (decrease) in net
  assets
Operations:
  Net investment income          $   65,832,910  $ 2,754,174  $  6,435,688  $  137,290,071  $  4,621,601  $ 18,312,826  $ 1,029,818
  Net realized gain on
    investments                      40,715,247           --       175,578      40,453,309     3,796,453     2,316,249      585,727
  Change in net unrealized
    appreciation/depreciation
    of investments                  120,868,915           --     1,355,721      31,568,535    27,334,115     5,708,659     (647,713)
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net increase in net assets
  resulting from operations         227,417,072    2,754,174     7,966,987     209,311,915    35,752,169    26,337,734      967,832
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Capital transactions: (Note 8)
  Net contract payments
    (Note 6)                        234,334,365   42,984,690    25,793,792     226,272,450    78,684,856    49,990,108   24,010,666
  Transfer to Guaranteed
    Principal Account                (8,680,723)  (2,534,720)     (626,871)    (10,542,006)   (1,459,346)   (1,195,538)    (566,275)
  Withdrawal of funds              (188,939,283) (15,932,582)  (15,269,421)   (216,569,542)  (34,226,369)  (22,863,954)  (7,045,668)
  Reimbursement (payment) of
    accumulation unit value
    fluctuation                        (338,003)       3,327      (171,552)       (558,141)      (81,958)      (34,093)      (7,199)
  Net charge (credit) to
    annuitant mortality
    fluctuation reserve
    (Note 3D)                            36,577           99         2,739          (3,721)        5,939          (796)       1,944
  Annuity benefit payments             (137,922)      (1,329)      (12,651)       (200,531)       (7,154)       (2,900)      (3,404)
  Withdrawals due to
    administrative and
    contingent deferred sales
    charges (Note 6)                 (3,928,657)    (230,496)     (778,593)     (4,707,537)     (764,333)     (395,028)    (102,820)
  Divisional transfers               15,051,030  (11,732,070)    8,131,600      (9,727,276)       80,515     1,576,742   (3,380,541)
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting from capital
  transactions                       47,397,384   12,556,919    17,069,043     (16,036,304)   42,232,150    27,074,541   12,906,703
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Total increase                      274,814,456   15,311,093    25,036,030     193,275,611    77,984,319    53,412,275   13,874,535

NET ASSETS, at beginning of the
  year                            1,530,959,113   69,636,719   112,853,229   1,735,837,052   306,016,766   200,376,408   66,064,404
                                 --------------  -----------  ------------  --------------  ------------  ------------  ------------

NET ASSETS, at end of the year   $1,805,773,569  $84,947,812  $137,889,259  $1,929,112,663  $384,001,085  $253,788,683  $79,938,939
                                 ==============  ===========  ============  ==============  ============  ============  ===========

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund .


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997

                                                     MML          MML                        Oppenheimer  Oppenheimer   Oppenheimer
                                       MML          Money       Managed          MML          Capital        Global      Strategic
                                     Equity         Market        Bond          Blend       Appreciation   Securities       Bond
                                    Division       Division     Division       Division       Division      Division      Division
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Increase (decrease) in net
  assets
Operations:
  Net investment income (loss)   $   97,491,773  $ 2,791,537  $  5,564,010  $  142,065,242  $  7,290,775  $   (503,351) $ 3,526,023
  Net realized gain on
    investments                      12,495,460           --         8,195      24,142,272     4,123,760     1,178,693      228,380
Change in net unrealized
  appreciation/depreciation
  of investments                    199,325,594           --     3,169,238     114,765,896    15,365,603    27,069,966      103,191
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net increase in net assets
  resulting from operations         309,312,827    2,791,537     8,741,443     280,973,410    26,780,138    27,745,308    3,857,594
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Capital transactions: (Note 8)
  Net contract payments
    (Note 6)                        220,631,779   40,836,523    17,525,135     207,397,147    85,295,016    52,890,477   25,868,183
  Transfer to Guaranteed
    Principal Account                (6,025,604)  (2,473,788)     (630,184)     (5,168,376)     (708,095)     (386,663)    (355,058)
  Withdrawal of funds              (110,143,524) (10,374,826)   (9,127,017)   (158,292,213)  (16,117,822)  (10,726,014)  (3,266,354)
  Reimbursement (payment) of
    accumultation unit value
    fluctuation                         618,242      (81,658)      (27,032)        404,089       103,934       685,959       (7,779)
  Net charge (credit) to
    annuitant mortality
    fluctuation reserve
    (Note 3D)                            (5,639)         142        14,949        (228,565)          535           210       (3,801)
  Annuity benefit payments              (47,741)      (1,141)       (7,638)       (145,635)       (3,061)          299          441
  Withdrawals due to
    administrative and
    contingent deferred sales
    charges (Note 6)                 (3,163,446)    (169,648)     (714,396)     (4,417,293)     (493,582)     (221,028)     (51,547)
  Divisional transfers               30,579,317  (38,923,394)   (7,589,809)    (17,850,818)   14,315,971    16,992,696    2,476,036
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net increase (decrease) in net
  assets resulting from capital
  transactions                      132,443,384  (11,187,790)     (555,992)     21,698,336    82,392,896    59,235,936   24,660,121
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------
Total increase (decrease)           441,756,211   (8,396,253)    8,185,451     302,671,746   109,173,034    86,981,244   28,517,715
NET ASSETS, at beginning of the
  year                            1,089,202,902   78,032,972   104,667,778   1,433,165,306   196,843,732   113,395,164   37,546,689
                                 --------------  -----------  ------------  --------------  ------------  ------------  -----------

NET ASSETS, at end of the year   $1,530,959,113  $69,636,719  $112,853,229  $1,735,837,052  $306,016,766  $200,376,408  $66,064,404
                                 ==============  ===========  ============  ==============  ============  ============  ===========


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

Notes To Financial Statements

1.    HISTORY

      Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

      MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the "Segment").

      On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three most recently established divisions: 1,516 shares were purchased in the management investment company described in
      Note 2 supporting the three Oppenheimer divisions of the Segment.

2.    INVESTMENT OF THE SEGMENT'S ASSETS

      The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

      MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the six separate series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David
      L. Babson & Company, Inc. ("Babson") a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

      Oppenheimer Aggressive Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment manager.

      In addition to the seven divisions of the Segment, a Contract Owner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the Investment Company Act of 1940.

3.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

      A. Investment Valuation

      Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

      B. Accounting for Investments

      Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

      C. Federal Income Taxes

      Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

      D. Annuitant Mortality Fluctuation Reserve

      The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $218,271 and $314,296 for the years ended December 31, 1998 and 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

      E. Annuity Reserves

      Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

      F. Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.    CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

      Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.    DISTRIBUTION AGREEMENT

      MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

      MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

      Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Gross contract
  payments                      $234,397,808   $42,996,327   $25,800,775   $226,333,711   $ 78,706,159   $ 50,003,642   $ 24,017,166
Less deduction for
  premium taxes                       63,443        11,637         6,983         61,261         21,303         13,534          6,500
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $234,334,365   $42,984,690   $25,793,792   $226,272,450   $ 78,684,856   $ 49,990,108   $ 24,010,666
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $  3,928,657   $   230,496   $   778,593   $  4,707,537   $    764,333   $    395,028   $    102,820
                                ============   ===========   ===========   ============   ============   ============   ============

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1997                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Gross contract
  payments                      $220,705,230   $40,850,118   $17,530,970   $207,466,192   $ 85,323,412   $ 52,908,085   $ 25,876,795
Less deduction for
  premium taxes                       73,451        13,595         5,834         69,045         28,396         17,608          8,612
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $220,631,779   $40,836,523   $17,525,136   $207,397,147   $ 85,295,016   $ 52,890,477   $ 25,868,183
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $  3,163,446   $   169,648   $   714,396   $  4,417,293   $    493,582   $    221,028   $     51,547
                                ============   ===========   ===========   ============   ============   ============   ============

7.    PURCHASES AND SALES OF INVESTMENTS

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Cost of purchases               $219,563,529   $67,060,113   $31,632,462   $232,603,112   $ 58,415,868   $ 55,651,970   $ 21,505,631
Proceeds from sales               74,617,115    51,975,605     8,686,015    101,190,195     10,704,100      9,718,250      7,530,413

8.    NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                   MML           MML                     Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML         Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend      Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division      Division       Division       Division
------------------              ------------   -----------   -----------   -----------   ------------   ------------   ------------
Units purchased                   59,734,461    26,754,409    11,399,352    71,075,656     44,410,224     37,130,101     17,833,894
Units withdrawn and transferred
to Guaranteed Principal Account  (51,636,826)  (11,662,859)   (7,400,382)  (72,902,856)   (20,774,729)   (18,331,820)    (5,759,178)
Units transferred between
divisions                          3,612,016    (7,379,349)    3,535,629    (3,097,482)      (359,270)       710,523     (2,540,000)
Units transferred to annuity
reserves                             (48,546)           --            --       (78,931)       (17,205)        (6,958)            --
                                ------------   -----------   -----------   -----------   ------------   ------------   ------------
Net increase (decrease)           11,661,105     7,712,201     7,534,599    (5,003,613)    23,259,020     19,501,846      9,534,716

Units, at beginning of the year  413,935,012    44,060,821    52,035,004   574,212,871    177,604,099    157,068,622     49,826,459
                                ------------   -----------   -----------   -----------   ------------   ------------   ------------
Units, at end of the period      425,596,117    51,773,022    59,569,603   569,209,258    200,863,119    176,570,468     59,361,175
                                ============   ===========   ===========   ===========   ============   ============   ============

                                                   MML           MML                     Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML         Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend      Appreciation    Securities        Bond
December 31, 1997                 Division       Division      Division      Division      Division       Division       Division
------------------              ------------   -----------   -----------   -----------   ------------   ------------   ------------
Units purchased                   66,867,037    26,589,800     8,539,512    75,090,722     53,068,628     44,442,770     20,330,179
Units withdrawn and transferred
to Guaranteed Principal Account  (36,091,954)   (8,646,887)   (5,122,869)  (60,240,402)   (10,630,862)    (9,432,090)    (2,867,197)
Units transferred between
divisions                          9,184,319   (25,151,983)   (3,762,518)   (6,512,498)     9,198,583     14,374,660      1,981,363
Units transferred to annuity
reserves                            (107,936)       (1,199)      (22,665)     (425,149)       (21,543)       (19,321)       (22,968)
                                ------------   -----------   -----------   -----------   ------------   ------------   ------------
Net increase (decrease)           39,851,466    (7,210,269)     (368,540)    7,912,673     51,614,806     49,366,019     19,421,377

Units, at beginning of the year  374,083,546    51,271,090    52,403,544   566,300,198    125,989,293    107,702,603     30,405,082
                                ------------   -----------   -----------   -----------   ------------   ------------   ------------
Units, at end of the period      413,935,012    44,060,821    52,035,004   574,212,871    177,604,099    157,068,622     49,826,459
                                ============   ===========   ===========   ===========   ============   ============   ============

9.    CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

      As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1998 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                               MML          MML                       *Oppenheimer *Oppenheimer   *Oppenheimer
                                 MML          Money       Managed          MML          Capital        Global      Strategic
                               Equity         Market        Bond          Blend       Appreciation   Securities       Bond
                              Division       Division     Division       Division       Division      Division      Division
                           --------------  -----------  ------------  --------------  ------------  ------------  -----------
Total assets               $1,960,599,721  $96,147,133  $150,710,305  $2,188,485,498  $385,729,266  $254,924,173  $80,170,327
Total liabilities               9,803,903       20,633       530,032       9,071,364     1,728,181     1,135,490      231,388
                           --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net assets                 $1,950,795,818  $96,126,500  $150,180,273  $2,179,414,134  $384,001,085  $253,788,683  $79,938,939
                           ==============  ===========  ============  ==============  ============  ============  ===========
Net assets consist of:

Accumulation units--Value  $1,949,334,602  $96,038,348  $150,046,125  $2,176,973,482  $383,934,442  $253,758,932  $79,915,278
Annuity reserves                1,461,216       88,152       134,148       2,440,652        66,643        29,751       23,661
                           --------------  -----------  ------------  --------------  ------------  ------------  -----------
Net assets                 $1,950,795,818  $96,126,500  $150,180,273  $2,179,414,134  $384,001,085  $253,788,683  $79,938,939
                           ==============  ===========  ============  ==============  ============  ============  ===========

*Offered on the Flex Extra Contracts only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 2 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Flex Extra (Non-Qualified) segment of Massachusetts Mutual Variable Annuity Separate Account 2 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment companies, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Variable Annuity Separate Account 2 - Flex Extra (Non-Qualified)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

                                                   MML           MML                      *Oppenheimer   Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
                                   Equity         Market         Bond         Blend       Appreciation    Securities        Bond
                                  Division       Division      Division      Division       Division       Division       Division
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
ASSETS
Investments
  Number of shares (Note 2)       14,189,451    34,657,170     4,780,162     22,057,231      3,218,494      5,210,768     10,237,272
                                ============   ===========   ===========   ============   ============   ============   ============
  Identified cost (Note3B)      $391,339,380   $34,657,170   $58,576,072   $453,148,013   $122,829,515   $ 97,300,966   $ 51,959,688
                                ============   ===========   ===========   ============   ============   ============   ============
  Value (Note 3A)               $556,194,459   $34,657,170   $60,212,726   $553,265,155   $144,285,076   $115,001,642   $ 52,414,835
Dividends receivable              28,167,980       136,073     1,090,513     34,658,756             --             --             --
Other assets                          20,566           260            16          4,732          7,544            587            128
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
    Total assets                 584,383,005    34,793,503    61,303,255    587,928,643    144,292,620    115,002,229     52,414,963

LIABILITIES
Annuitant mortality fluctuation
  reserve (Note 3D)                   60,985         2,746         1,983         26,843         16,145          1,120          1,758
Payable to Massachusetts Mutual
  Life Insurance Company           1,900,641       335,564       175,688      2,155,228        509,920        399,180        178,538
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
    Total liabilities              1,961,626       338,310       177,671      2,182,071        526,065        400,300        180,296
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------

NET ASSETS                      $582,421,379   $34,455,193   $61,125,584   $585,746,572   $143,766,555   $114,601,929   $ 52,234,667
                                ============   ===========   ===========   ============   ============   ============   ============

Net Assets:
Accumulation units-value        $580,388,544   $34,363,644   $61,059,492   $584,851,817   $143,228,398   $114,564,587   $ 52,176,080
Annuity reserves (Note 3E)         2,032,835        91,549        66,092        894,755        538,157         37,342         58,587
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------

    Net assets                  $582,421,379   $34,455,193   $61,125,584   $585,746,572   $143,766,555   $114,601,929   $ 52,234,667
                                ============   ===========   ===========   ============   ============   ============   ============
Accumulation units (Note 8)
  Contractowners                 136,855,139    20,946,651    26,395,722    172,742,751     74,927,852     79,711,298     38,751,461
  Massachusetts Mutual Life
    Insurance Company                     --            --            --             --          5,000          5,000          5,000
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
    Total units                  136,855,139    20,946,651    26,395,722    172,742,751     74,932,852     79,716,298     38,756,461
                                ============   ===========   ===========   ============   ============   ============   ============

NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31, 1998             $       4.24   $      1.64   $      2.31   $       3.39   $       1.91   $       1.44   $       1.35
  December 31, 1997                     3.70          1.58          2.17           3.02           1.72           1.28           1.33
  December 31, 1996                     2.91          1.52          2.00           2.53           1.56           1.05           1.23
  December 31, 1995                     2.45          1.47          1.96           2.25           1.32           0.91           1.12
  December 31, 1994                     1.89          1.41          1.67           1.85           1.01           0.90           0.98

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 - Flex Extra (Non-Qualified)

STATEMENT OF OPERATIONS

For The Year Ended December 31, 1998

                                                   MML           MML                      *Oppenheimer   Oppenheimer   Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global      Strategic
                                   Equity         Market         Bond         Blend       Appreciation    Securities       Bond
                                  Division       Division      Division      Division       Division       Division      Division
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Investment income
Dividends (Note 3B)             $ 28,172,621   $ 1,526,532   $ 3,430,899   $ 48,537,827   $  3,351,871   $  9,103,629  $  1,347,704

Expenses
Mortality and expense risk fees
  and administrative expenses
  (Note 4 and 6)                   6,829,131       393,287       675,862      7,025,641      1,634,547      1,287,331       649,835
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------

Net investment income (Note 3C)   21,343,490     1,133,245     2,755,037     41,512,186      1,717,324      7,816,298       697,869
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3B, 3C
  and 7)                           9,957,136            --       (54,629)     8,770,703      1,777,480      1,625,454       340,303
Change in net unrealized
  appreciation/depreciation
  of investments                  40,761,000            --       646,296     11,684,933      9,833,699      2,111,854      (340,525)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------

Net gain (loss) on investments    50,718,136            --       591,667     20,455,636     11,611,179      3,737,308          (222)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net increase in net assets
  resulting from operations     $ 72,061,626   $ 1,133,245   $ 3,346,704   $ 61,967,822   $ 13,328,503   $ 11,553,606  $    697,647
                                ============   ===========   ===========   ============   ============   ============  ============

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 - Flex Extra (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 1998

                                                   MML           MML                      *Oppenheimer   Oppenheimer   Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global      Strategic
                                   Equity         Market         Bond         Blend       Appreciation    Securities       Bond
                                  Division       Division      Division      Division       Division       Division      Division
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Increase (decrease) in net
  assets
Operations:
  Net investment income         $ 21,343,490   $ 1,133,245   $ 2,755,037   $ 41,512,186   $  1,717,324   $  7,816,298  $    697,869
  Net realized gain (loss) on
    investments                    9,957,136            --       (54,629)     8,770,703      1,777,480      1,625,454       340,303
  Change in net unrealized
    appreciation/depreciation
    of investments                40,761,000            --       646,296     11,684,933      9,833,699      2,111,854      (340,525)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net increase in net assets
  resulting from operations       72,061,626     1,133,245     3,346,704     61,967,822     13,328,503     11,553,606       697,647
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Capital transactions: (Note 8)
  Net contract payments
    (Note 6)                      74,281,679    20,771,429    11,205,530     72,543,647     23,241,565     20,760,901    12,855,176
  Transfer to Guaranteed
    Principal Account             (2,868,767)   (1,657,198)     (203,476)    (5,392,164)      (498,077)      (541,413)     (316,565)
  Withdrawal of funds            (32,910,084)   (4,894,177)   (3,562,130)   (40,944,751)    (6,167,320)    (4,156,990)   (3,214,289)
  Reimbursement (payment) of
    accumulation unit value
    fluctuation                     (261,066)        1,277        (6,256)      (125,056)       (69,625)       (23,800)       (6,653)
  Net charge (credit) to
    annuitant mortality
    fluctuation reserve
    (Note 3D)                        (52,696)       (1,356)         (622)        (1,958)        19,929            664        (1,848)
  Annuity benefit payments          (310,876)       (7,316)       (4,197)       (85,846)       (93,987)        (8,090)       (3,785)
  Withdrawal due to
    administrative and
    contingent deferred sales
    charge (Note 6)                 (816,856)      (93,832)     (197,185)    (1,007,649)      (161,965)       (84,887)      (46,731)
  Divisional transfers             5,843,172   (11,333,859)    4,111,298      3,175,740       (657,782)     1,263,505    (2,402,074)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net increase in net assets
  resulting from capital
  transactions                    42,904,506     2,784,968    11,342,962     28,161,963     15,612,738     17,209,890     6,863,231
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Total increase                   114,966,132     3,918,213    14,689,666     90,129,785     28,941,241     28,763,496     7,560,878

NET ASSETS, at beginning of the
  year                           467,455,247    30,536,980    46,435,918    495,616,787    114,825,314     85,838,433    44,673,789
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------

NET ASSETS, at end of the year  $582,421,379   $34,455,193   $61,125,584   $585,746,572   $143,766,555   $114,601,929  $ 52,234,667
                                ============   ===========   ===========   ============   ============   ============  ============

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 - Flex Extra (Non-Qualified)

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 1997

                                                   MML           MML                      Oppenheimer    Oppenheimer   Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global      Strategic
                                   Equity         Market         Bond         Blend       Appreciation    Securities       Bond
                                  Division       Division      Division      Division       Division       Division      Division
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Increase (decrease) in net
  assets
Operations:
  Net investment income (loss)  $ 29,962,223   $ 1,223,236   $ 2,252,471   $ 40,293,117   $  2,568,466   $   (227,923) $  2,360,761
  Net realized gain (loss) on
    investments                    3,995,208            --      (129,754)     3,906,765      1,859,540        672,399       265,330
  Change in net unrealized
    appreciation/depreciation
    of investments                56,364,883            --     1,430,263     32,388,925      5,287,887     10,737,591       (98,049)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net increase in net assets
  resulting from operations       90,322,314     1,223,236     3,552,980     76,588,807      9,715,893     11,182,067     2,528,042
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Capital transactions: (Note 8)
  Net contract payments
    (Note 6)                      79,822,005    29,025,850     7,330,551     74,021,346     32,643,684     24,464,625    17,949,943
  Transfer to Guaranteed
    Principal Account               (686,004)     (836,607)      (29,730)    (1,028,944)       (94,758)      (109,511)     (154,782)
  Withdrawal of funds            (21,564,372)   (2,883,292)   (2,340,472)   (30,075,190)    (3,542,674)    (2,368,503)   (1,185,985)
  Reimbursement (payment) of
    accumulation unit value
    fluctuation                       75,647       (27,552)      (14,359)        72,329         18,607        247,069        (8,222)
  Net charge (credit) to
    annuitant mortality
    fluctuation reserve
    (Note 3D)                         15,921         1,036            98        116,335         (5,645)        (1,369)         (466)
  Annuity benefit payments           (90,925)       (6,164)       (1,792)       (48,008)        (3,228)          (906)       (1,675)
  Withdrawal due to
    administrative and
    contingent deferred sales
    charge (Note 6)                 (608,584)      (76,927)     (169,876)      (859,781)      (123,218)       (55,447)      (22,280)
  Divisional transfers            14,998,489   (26,921,448)   (2,332,759)        81,944      6,711,882      7,991,211      (529,320)
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Net increase (decrease) in net
  assets resulting from capital
  transactions                    71,962,177    (1,725,104)    2,441,661     42,280,031     35,604,650     30,167,169    16,047,213
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------
Total increase (decrease)        162,284,491      (501,868)    5,994,641    118,868,838     45,320,543     41,349,236    18,575,255

NET ASSETS, at beginning of the
  year                           305,170,756    31,038,848    40,441,277    376,747,949     69,504,771     44,489,197    26,098,534
                                ------------   -----------   -----------   ------------   ------------   ------------  ------------

NET ASSETS, at end of the year  $467,455,247   $30,536,980   $46,435,918   $495,616,787   $114,825,314   $ 85,838,433  $ 44,673,789
                                ============   ===========   ===========   ============   ============   ============  ============


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 2 - Flex Extra (Non-Qualified)

Notes To Financial Statements

1.    HISTORY

      Massachusetts Mutual Variable Annuity Separate Account 2 ("Separate Account 2") is a separate investment account established on October 14, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 2 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940.

      MassMutual maintains two segments within Separate Account 2. The segments are Flex-Annuity IV (Non-Qualified), and Flex Extra (Non-Qualified). These notes and the financial statements presented herein, with the exception of
      Note 9, describe and consist only of the Flex Extra (Non-Qualified) segment, (the "Segment").

      On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three most recently established divisions: 1,516 shares were purchased in the management investment company described in
      Note 2 supporting the three Oppenheimer divisions of the Segment.

2.    INVESTMENT OF THE SEGMENT'S ASSETS

      The Flex Extra (Non-Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

      MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the six separate series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David
      L. Babson & Company, Inc. ("Babson") a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

      Oppenheimer Aggressive Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is an open-end, diversified, management investment company, registered under the Investment Company Act of 1940, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment manager.

      In addition to the seven divisions of the Segment, a contractowner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the Investment Company Act of 1940.

3.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

A.    Investment Valuation

      Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

B.    Accounting for Investments

      Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

C.    Federal Income Taxes

      Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

D.    Annuitant Mortality Fluctuation Reserve

      The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $227,563 and $96,577 for the years ended December 31, 1998 and 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

E.    Annuity Reserves

      Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F.    Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.    CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

      Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.    DISTRIBUTION AGREEMENT

      MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 2. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

      MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 2. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

      Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Gross contract payments         $ 74,296,447   $20,775,559   $11,207,758   $ 72,558,069   $ 23,246,186   $ 20,765,029   $ 12,857,731
Less deduction for premium
  taxes                               14,768         4,130         2,228         14,422          4,621          4,128          2,555
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $ 74,281,679   $20,771,429   $11,205,530   $ 72,543,647   $ 23,241,565   $ 20,760,901   $ 12,855,176
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $    816,856   $    93,832   $   197,185   $  1,007,649   $    161,965   $     84,887   $     46,731
                                ============   ===========   ===========   ============   ============   ============   ============

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1997                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Gross contract payments         $ 79,836,957   $29,031,287   $ 7,331,924   $ 74,035,211   $ 32,649,799   $ 24,469,208   $ 17,953,305
Less deduction for premium
  taxes                               14,952         5,437         1,373         13,865          6,115          4,583          3,362
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $ 79,822,005   $29,025,850   $ 7,330,551   $ 74,021,346   $ 32,643,684   $ 24,464,625   $ 17,949,943
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $    608,584   $    76,927   $   169,876   $    859,781   $    123,218   $     55,447   $     22,280
                                ============   ===========   ===========   ============   ============   ============   ============


7.    PURCHASES AND SALES OF INVESTMENTS

                                                   MML           MML                      Oppenheimer    Oppenheimer    Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global       Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
------------------              ------------   -----------   -----------   ------------   ------------   ------------   ------------
Cost of purchases               $ 91,275,523   $30,577,388   $17,163,762   $ 93,150,216   $ 24,959,495   $ 31,267,434   $ 15,152,789
Proceeds from sales               19,622,303    26,421,939     3,383,825     22,431,780      7,498,141      6,149,702      7,529,342


8.    NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                  MML          MML                    Oppenheimer    Oppenheimer   Oppenheimer
                                     MML         Money       Managed         MML        Capital         Global      Strategic
For The Year Ended                 Equity        Market        Bond         Blend     Appreciation    Securities       Bond
December 31, 1998                 Division      Division     Division      Division     Division       Division      Division
------------------               -----------   ----------  -----------   -----------  ------------   -----------   -----------
Units purchased                   18,933,784   12,949,781    4,981,387    22,824,313    13,073,838    15,420,985     9,540,562
Units withdrawn and transferred
  to Guaranteed Principal
  Account                         (9,355,843)  (4,179,869)  (1,769,443)  (14,906,062)   (3,846,991)   (3,593,800)   (2,656,791)
Units transferred between
  divisions                        1,410,425   (7,087,041)   1,785,594     1,006,486      (612,465)      627,123    (1,786,888)
Units transferred to annuity
  reserves                          (342,173)     (30,298)     (20,650)      (78,966)     (282,898)           --       (32,912)
                                 -----------   ----------  -----------   -----------  ------------   -----------   -----------
Net increase                      10,646,193    1,652,573    4,976,888     8,845,771     8,331,484    12,454,308     5,063,971

Units, at beginning of the year  126,208,946   19,294,078   21,418,834   163,896,980    66,601,368    67,261,990    33,692,490
                                 -----------   ----------  -----------   -----------  ------------   -----------   -----------
Units, at end of the year        136,855,139   20,946,651   26,395,722   172,742,751    74,932,852    79,716,298    38,756,461
                                 ===========   ==========  ===========   ===========  ============   ===========   ===========

                                                  MML          MML                    Oppenheimer    Oppenheimer   Oppenheimer
                                     MML         Money       Managed         MML        Capital         Global      Strategic
For The Year Ended                 Equity        Market        Bond         Blend     Appreciation    Securities       Bond
December 31, 1997                 Division      Division     Division      Division     Division       Division      Division
------------------               -----------   ----------  -----------   -----------  ------------   -----------   -----------
Units purchased                   23,980,117   18,815,512    3,549,709    26,608,171    20,186,682    20,424,317    14,063,381
Units withdrawn and transferred
  to Guaranteed Principal
  Account                         (6,849,483)  (2,514,040)  (1,235,363)  (11,415,234)   (2,331,176)   (2,117,295)   (1,079,729)
Units transferred between
  divisions                        4,508,179  (17,370,065)  (1,138,530)      (44,299)    4,311,250     6,733,265      (409,028)
Units transferred to annuity
  reserves                           (79,060)          --           --       (87,508)      (42,093)      (34,087)      (16,570)
                                 -----------   ----------  -----------   -----------  ------------   -----------   -----------
Net increase (decrease)           21,559,753   (1,068,593)   1,175,816    15,061,130    22,124,663    25,006,200    12,558,054

Units, at beginning of the year  104,649,193   20,362,671   20,243,018   148,835,850    44,476,705    42,255,790    21,134,436
                                 -----------   ----------  -----------   -----------  ------------   -----------   -----------
Units, at end of the year        126,208,946   19,294,078   21,418,834   163,896,980    66,601,368    67,261,990    33,692,490
                                 ===========   ==========  ===========   ===========  ============   ===========   ===========

9.    CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 2

      As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Non-Qualified) segment of Separate Account 2. The combined net assets as of December 31, 1998 for Separate Account 2, which includes the segments pertaining to Flex-Annuity IV (Non-Qualified) and Flex Extra (Non-Qualified) are as follows:

                                                  MML          MML                     *Oppenheimer  *Oppenheimer  *Oppenheimer
                                      MML        Money       Managed         MML         Capital        Global      Strategic
                                    Equity       Market        Bond         Blend      Appreciation   Securities       Bond
                                   Division     Division     Division      Division      Division      Division      Division
                                 ------------  -----------  -----------  ------------  ------------  ------------  ------------
Total Assets                     $596,618,457  $38,051,959  $63,822,955  $617,131,808  $144,292,620  $115,002,229  $ 52,414,963
Total Liabilities                   2,009,831      348,232      187,024     2,285,207       526,065       400,300       180,296
                                 ------------  -----------  -----------  ------------  ------------  ------------  ------------
Net Assets                       $594,608,626  $37,703,727  $63,635,931  $614,846,601  $143,766,555  $114,601,929  $ 52,234,667
                                 ============  ===========  ===========  ============  ============  ============  ============
Net assets consist of:

Accumulation units-Value          592,387,267   37,598,885   63,517,569   613,784,592   143,228,398   114,564,587    52,176,080
Annuity reserves                    2,221,359      104,842      118,362     1,062,009       538,157        37,342        58,587
                                 ------------  -----------  -----------  ------------  ------------  ------------  ------------
Net assets                       $594,608,626  $37,703,727  $63,635,931  $614,846,601  $143,766,555  $114,601,929  $ 52,234,667
                                 ============  ===========  ===========  ============  ============  ============  ============

*Offered on the Flex Extra contracts only

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the related statutory statements of income and changes in policyholders' contingency reserves, and of cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements audited by us do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

In our opinion, the financial statements audited by us present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,

                                                  1998             1997
                                                --------         --------

                                                      (In Millions)
Assets:
Bonds                                        $  25,215.8      $  23,508.2
Common stocks                                      296.3            354.7
Mortgage loans                                   5,916.5          5,245.8
Real estate                                      1,739.8          1,697.7
Other investments                                2,263.7          1,963.8
Policy loans                                     5,224.2          4,950.4
Cash and short-term investments                  1,123.3          1,941.2
                                             -----------      -----------
                                                41,779.6         39,661.8
Other assets                                     1,306.2          1,169.7
                                             -----------      -----------
                                                43,085.8         40,831.5
Separate account assets                         19,589.7         16,803.1
                                             -----------      -----------
                                             $  62,675.5      $  57,634.6
                                             ===========      ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                            December 31,

                                                         1998          1997
                                                       --------      --------

                                                           (In Millions)
Liabilities:
Policyholders' reserves and funds                   $  35,277.0   $  33,783.2
Policyholders' dividends                                1,021.6         954.1
Policyholders' claims and other benefits                  332.4         353.4
Federal income taxes                                      634.9         436.5
Asset valuation and other investment reserves           1,053.4         973.4
Other liabilities                                       1,578.9       1,457.9
                                                    -----------   -----------
                                                       39,898.2      37,958.5
Separate account liabilities                           19,588.5      16,802.8
                                                    -----------   -----------
                                                       59,486.7      54,761.3
Policyholders' contingency reserves                     3,188.8       2,873.3
                                                    -----------   -----------
                                                    $  62,675.5   $  57,634.6
                                                    ===========   ===========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                           Years Ended December 31,

                                                        1998        1997        1996
                                                      --------    --------    --------

                                                               (In Millions)
Revenue:
Premium income                                       $ 7,482.2   $ 6,764.8   $ 6,328.6
Net investment income                                  2,956.8     2,870.2     2,834.4
Fees and other income                                    154.0       126.7       117.2
                                                     ---------   ---------   ---------
                                                      10,593.0     9,761.7     9,280.2
                                                     ---------   ---------   ---------
Benefits and expenses:
Policyholders' benefits and payments                   5,873.9     6,583.8     6,048.2
Addition to policyholders' reserves and funds          2,299.6       826.8       945.2
Operating expenses                                       509.5       450.8       428.0
Commissions                                              299.3       315.3       335.5
State taxes, licenses and fees                            88.1        81.5        96.4
Merger restructuring costs                                   -           -        66.1
                                                     ---------   ---------   ---------
                                                       9,070.4     8,258.2     7,919.4
                                                     ---------   ---------   ---------
Net gain before federal income taxes and dividends     1,522.6     1,503.5     1,360.8
Federal income taxes                                     199.3       284.4       276.7
                                                     ---------   ---------   ---------
Net gain from operations before dividends              1,323.3     1,219.1     1,084.1
Dividends to policyholders                               982.9       919.5       859.9
                                                     ---------   ---------   ---------
Net gain from operations                                 340.4       299.6       224.2
Net realized capital gain (loss)                          25.4       (42.5)       40.3
                                                     ---------   ---------   ---------
Net income                                           $   365.8   $   257.1   $   264.5
                                                     =========   =========   =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                 Years Ended December 31,

                                                              1998        1997        1996
                                                            --------    --------    --------

                                                                      (In Millions)
Policyholders' contingency reserves,
  beginning of year                                         $2,873.3    $2,638.6    $2,600.9
                                                            --------    --------    --------
Increases (decreases) due to:
  Net income                                                   365.8       257.1       264.5
  Net unrealized capital gain (loss)                            17.4       119.1        (1.7)
  Change in asset valuation and other investment reserves      (81.0)      (76.0)     (142.4)
  Change in prior year policyholders' reserves                   8.6       (55.4)      (72.2)
  Other                                                          4.7       (10.1)      (10.5)
                                                            --------    --------    --------
                                                               315.5       234.7        37.7
                                                            --------    --------    --------
Policyholders' contingency reserves,
  end of year                                               $3,188.8    $2,873.3    $2,638.6
                                                            ========    ========    ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                 Years Ended December 31,

                                                            1998         1997         1996
                                                          --------     --------     --------
                                                                     (In Millions)
Operating activities:
   Net income                                            $   365.8    $   257.1    $   264.5
   Addition to policyholders' reserves and funds,
     net of transfers to separate accounts                 1,472.8        421.3        426.7
   Net realized capital (gain) loss                          (25.4)        42.5        (40.3)
   Other changes                                              15.4       (108.1)      (286.1)
                                                         ---------    ---------    ---------
   Net cash provided by operating activities               1,828.6        612.8        364.8
                                                         ---------    ---------    ---------
Investing activities:
   Loans and purchases of investments                    (15,981.2)   (12,292.7)   (10,171.5)
   Sales or maturities of investments and receipts
      from repayment of loans                             13,334.7     12,545.7      8,539.3
                                                         ---------    ---------    ---------
   Net cash provided by (used in) investing activities    (2,646.5)       253.0     (1,632.2)
                                                         ---------    ---------    ---------
Increase (decrease) in cash and short-term investments      (817.9)       865.8     (1,267.4)
Cash and short-term investments, beginning of year         1,941.2      1,075.4      2,342.8
                                                         ---------    ---------    ---------
Cash and short-term investments, end of year             $ 1,123.3    $ 1,941.2    $ 1,075.4
                                                         =========    =========    =========

                 See notes to statutory financial statements.

Notes To Statutory Financial Statements

    Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides either directly or through its subsidiaries, a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

    On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1996 in conformity with the practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a charge to policyholders' contingency reserves.

    On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE.

1.  SUMMARY OF ACCOUNTING PRACTICES

    The accompanying statutory financial statements, have been prepared in conformity with the statutory accounting practices of the NAIC and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and are different in some respects from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"). The more significant differences are as follows: (a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality, morbidity and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requires they be reported at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

    In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in all states and is expected to become effective no later than January 1, 2001. The effect of adopting Codification shall be reported as an adjustment to policyholders' contingency reserves on the effective date. The Company is currently reviewing the impact of Codification; however, since the Division of Insurance of the Commonwealth of Massachusetts has not approved Codification, the ultimate impact cannot be determined at this time.

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

    Certain 1997 and 1996 amounts have been reclassified to conform with the current year presentation.

    The following is a description of the Company's principal accounting policies and practices.

A.  Investments

    Bonds and stocks are valued in accordance with rules established by the NAIC. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

    Mortgage loans are valued at unpaid principal net of unamortized premium or discount. The Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $63.5 million in 1998 and $14.2 million in 1997. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

    Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

    Short-term investments are stated at amortized cost, which approximates fair value.

    Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

    In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve ("AVR") and an Interest Maintenance Reserve ("IMR"). The AVR and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments. The IMR captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments and interest related hedging activities. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $189.1 million in 1998, $95.4 million in 1997 and $73.1 million in 1996 were charged to the IMR. Amortization of the IMR into net investment income amounted to $40.3 million in 1998, $31.0 million in 1997, and $26.9 million in 1996.

    Realized capital gains and losses, less taxes, not includible in the IMR, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contractholders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

    Net transfers to separate accounts of $821.3 million, $355.7 million and $636.5 million in 1998, 1997 and 1996, respectively, are included in the addition of policyholders' reserves and funds.

C.  Non-admitted Assets

    Assets designated as "non-admitted" (principally certain furniture, equipment and other receivables) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D.  Policyholders' Reserves and Funds

    Policyholders' reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.75 percent.

    Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee contracts are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $7,734.6 million and $8,077.9 million at December 31, 1998 and 1997, respectively with a fair value of $7,940.6 million and $8,250.0 million at December 31, 1998 and 1997, respectively, as determined by discounted cash flow projections.

    Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

    The Company made certain changes in the valuation of policyholders' reserves which increased policyholders' contingency reserves by $8.6 million in 1998 and decreased policyholders' contingency reserves by $55.4 million and $72.2 million in 1997 and 1996, respectively.

E.  Premium and Related Expense Recognition

    Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Disability income premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F.  Policyholders' Dividends

    The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

   For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be short-term investments.

H. Policyholders' Contingency Reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

2. SURPLUS NOTES

   The Company issued surplus notes of $100.0 million at 7.50 percent and $250.0 million at 7.625 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

   All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

   Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1998, 1997 and 1996.

   The proceeds of the notes, less a $24.4 million reserve in 1998, and a $28.3 million reserve in 1997 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as permitted by the Division of Insurance. These surplus note reserves are included in asset valuation and other investment reserves on the Statutory Statement of Financial Position.

3. BENEFIT PLANS

   The Company provides multiple benefit plans to employees, agents and retirees including retirement plans and life and health benefits.

   Retirement Plans

   The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes active employees and retirees previously employed by Connecticut Mutual Life Insurance Company which merged with MassMutual in 1996; the other plan includes all other eligible employees and retirees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions". Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $216.0 million and $157.4 million at December 31, 1998 and 1997, respectively. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1998, and 1997. The assets of the plans are invested in the Company's general account and separate accounts.

   The Company also has defined contribution plans for employees and agents. The Company funds the plans by matching employee contributions, subject to statutory limits. Company contributions and any earnings on them are vested based on years of vesting service using a graduated vesting schedule in 20 percent increments over a five-year period.

   Life and Health

   Life and health insurance benefits are provided to employees and agents through group insurance contracts. Substantially all of the Company's employees and agents may become eligible for continuation of certain of these benefits if they retire as active employees or agents of the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees. The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. During 1998, the Company transferred the administration of the retiree life and health plan benefit obligations and supporting assets to an unconsolidated subsidiary.

   The status of the defined benefit plans as of December 31 is as follows:

                                         Retirement          Life and Health

                                      1998        1997       1998       1997
                                      ----        ----       ----       ----
                                                  (In Millions)
Accumulated benefit obligation
 at December 31                   $   822.8   $   663.1   $  185.6   $  145.9
Fair value of plan assets
 at December 31                     1,160.2     1,154.2       21.0       21.7
                                  ---------   ---------   --------   --------
Funded status                     $   337.4   $   491.1   $ (164.6)  $ (124.2)
                                  =========   =========   ========   ========

The following rates were used in determining the actuarial present value of the accumulated benefit obligations.

                                                      Retirement                 Life and Health

                                                1998             1997          1998           1997
                                                ----             ----          ----           ----
Discount rate                               6.75%             7.25%            6.75%         7.25%
Increase in future compensation
 levels                                     4.00-5.00%        4.00-5.00%       5.00%         5.00-5.50%
Long-term rate of return on assets          9.00-10.00%       9.00-10.00%      6.75%         6.75%
Assumed increases in medical cost
Rates in the first year                         -                -             7.00%         6.25-9.50%
declining to                                    -                -             4.25%         4.75-5.00%
within                                          -                -             5 years       5 years

A one percent increase in the annual assumed inflation rate in medical cost rates would increase the 1998 accumulated postretirement benefit liability and benefit expense by $9.2 million and $1.1 million, respectively. A one percent decrease in the annual assumed inflation rate in medical costs rates would decrease the 1998 accumulated postretirement benefit liability and benefit expense by $8.5 million and $1.0 million, respectively.

   The expense charged to operations for all employee benefit plans is $32.1 million in 1998, $23.9 million in 1997 and $38.1 million in 1996. In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

4. RELATED PARTY TRANSACTIONS

   The company has management and service contracts or cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts or arrangements were $205.0 million and $137.3 million for 1998 and 1997, respectively.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, including stop-loss and modified coinsurance agreements on life insurance products. Total premiums assumed on these agreements were $38.4 million in 1998, $40.9 million in 1997 and $44.1 million in 1996.

5. FEDERAL INCOME TAXES

   Provision for federal income taxes is based upon the Company's estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs and of permanent differences such as the equity tax, resulted in effective tax rates which differ from the statutory tax rate.

   The Company plans to file its 1998 federal income tax return on a consolidated basis with its eligible life affiliates and non-life affiliates. C.M. Life Insurance Company, which is not an eligible life affiliate, files a separate return. The Company and its eligible life insurance and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that affiliates with losses shall be compensated for the use of their losses and credits by other affiliates.

   The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1995 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994. The Company believes adjustments which may result from such examinations will not materially affect its financial position.

   Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1998 or 1997. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

   Federal tax payments were $152.4 million in 1998, $353.4 million in 1997 and $330.7 million in 1996.

6. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

    The carrying value and estimated fair value of bonds are as follows:

                                                      December 31, 1998
                                                      -----------------
                                                    Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized       Fair
                                    Value           Gains            Losses         Value
                                  ----------      ----------       ----------     ----------
                                                       (In Millions)
U. S. Treasury securities        $   4,945.3      $    473.0       $   20.4       $   5,397.9
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               41.2             1.5            1.3              41.4
 foreign governments
Mortgage-backed securities           3,734.4           188.0           13.9           3,908.5
State and local governments            360.5            33.2            7.9             385.8
Corporate debt securities           14,133.3           845.3          118.4          14,860.2
Utilities                              885.8           102.6            0.3             988.1
Affiliates                           1,115.3             0.6            0.9           1,115.0
                                 -----------      ----------       --------       -----------
 TOTAL                           $  25,215.8      $  1,644.2       $  163.1       $  26,696.9
                                 ===========      ==========       ========       ===========

                                                       December 31, 1997
                                                       -----------------
                                                     Gross            Gross        Estimated
                                   Carrying       Unrealized       Unrealized        Fair
                                    Value            Gains           Losses          Value
                                  ----------      ----------       ----------     ----------
                                                         (In Millions)
U. S. Treasury securities        $   6,241.0      $    470.5       $   10.3       $   6,701.2
 and obligations of U. S.
 government corporations
 and agencies
Debt securities issued by               83.5             4.4            3.0              84.9
 foreign governments
Mortgage-backed securities           3,008.7           187.9            9.0           3,187.6
State and local governments            361.9            23.9             .6             385.2
Corporate debt securities           12,148.9           765.2           46.9          12,867.2
Utilities                              871.8           100.1            2.2             969.7
Affiliates                             792.4             2.8            1.0             794.2
                                 -----------      ----------       --------       -----------
 TOTAL                           $  23,508.2      $  1,554.8       $   73.0       $  24,990.0
                                 ===========      ==========       ========       ===========

   The carrying value and estimated fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                     Estimated
                                                    Carrying           Fair
                                                     Value             Value
                                                   ---------         ---------
                                                          (In Millions)
     Due in one year or less                       $   556.5         $   560.7
     Due after one year through five years           4,150.6           4,270.5
     Due after five years through ten years          8,622.8           9,045.0
     Due after ten years                             5,319.5           5,999.6
                                                   ---------         ---------
                                                    18,649.4          19,875.8
     Mortgage-backed securities, including
      securities guaranteed by the U.S.
      Government                                     6,566.4           6,821.1
                                                   ---------         ---------
      TOTAL                                        $25,215.8         $26,696.9
                                                   =========         =========


   Proceeds from sales of investments in bonds were $11,663.4 million during 1998, $11,427.8 million during 1997 and $6,390.7 million during 1996. Gross capital gains of $331.8 million in 1998, $200.7 million in 1997 and $188.8 million in 1996 and gross capital losses of $47.3 million in 1998, $68.8 million in 1997 and $255.5 million in 1996 were realized on those sales, portions of which were included in the IMR. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix and quoted market prices for publicly traded bonds.

B. Stocks

   Common stocks, except for unconsolidated subsidiaries, had a cost of $238.4 million in 1998 and $250.3 million in 1997.

C. Mortgages

   The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, was $6,178.8 million and $5,039.1 million at December 31, 1998 and 1997, respectively.

   The Company had restructured loans with book values of $126.6 million, and $202.3 million at December 31, 1998 and 1997, respectively. These loans typically have been modified to defer a portion of the contractual interest payments to future periods. Interest deferred to future periods totaled $0.1 million in 1998, $5.1 million in 1997 and $2.2 million in 1996. At December 31, 1998, scheduled commercial mortgage loan maturities were as follows:
   1999 - $341.0 million; 2000 - $333.0 million; 2001 - $305.2 million; 2002 -
   $210.6 million; 2003 - $299.0 million; and $3,106.4 million thereafter.

D. Policy Loans

   Policy loans are recorded at cost as it is not practicable to determine the fair value since they do not have a stated maturity.

E. Other

   Preferred stocks in good standing had fair values of $116.0 million in 1998 and $145.5 million in 1997, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks.

   The carrying value of investments which were non-income producing for the preceding twelve months was $13.2 million and $5.7 million at December 31, 1998 and 1997, respectively.

7. PORTFOLIO RISK MANAGEMENT

   The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these financial instruments, described below, which are not recorded in the financial statements, unless otherwise noted, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

   The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Gains and losses realized on the termination of contracts are deferred and amortized through the IMR over the remaining life of the associated contract. IMR amortization is included in net investment income on the Statutory Statement of Income. Net amounts receivable and payable are accrued as adjustments to investment income and included in other assets on the Statutory Statement of Financial Position. At December 31, 1998 and 1997, the Company had swaps with notional amounts of $4,382.0 million and $3,220.2 million, respectively. The fair values of these instruments were $84.1 million at December 31, 1998 and $20.9 million at December 31, 1997.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are amortized into investment income over the life of the contract on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are deferred and amortized through the IMR over the remaining life of the option contract. At December 31, 1998 and 1997, the Company had option contracts with notional amounts of $12,704.4 million and $5,388.2 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $92.5 million and $59.0 million, which had fair values of $161.9 million and $99.6 million at December 31, 1998 and 1997, respectively.

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into investment income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to investment income and included in the Statutory Statement of Financial Position as other assets. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are deferred and amortized through the IMR over the remaining life of the associated cap or floor agreement. At December 31, 1998 and 1997, the company had agreements with notional amounts of $4,337.9 million and $3,348.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $22.7 million and $18.2 million at December 31, 1998 and 1997, respectively. The fair values of these instruments were $43.9 million and $23.4 million at December 31, 1998 and 1997, respectively.

   The Company enters into forward U.S. Treasury, and Government National Mortgage Association ("GNMA") and Federal National Home Mortgage Association ("FNMA") commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the IMR over the remaining life of the asset. At December 31, 1998 and 1997, the Company had U. S. Treasury, GNMA and FNMA purchase commitments which will settle during the following year with contractual amounts of $603.4 million and $1,100.7 million, respectively. The fair values of these commitments were $604.1 million and $1,117.6 million, including net unrealized gains of $0.7 million and $16.9 million at December 31, 1998 and 1997, respectively.

   The Company utilizes other agreements to reduce exposures to various risks. Notional amounts relating to these agreements totaled $384.2 million and $385.6 million at December 31, 1998 and 1997, respectively. The fair values of these instruments resulted in an unrealized gain of $7.2 million at December 31, 1998 and an unrealized loss of $6.8 million at December 31, 1997.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $272.5 million and $146.7 million at December 31, 1998 and 1997, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, collateral positions have been obtained with counterparties when considered prudent.

8. INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   MassMutual has two primary insurance subsidiaries, C.M. Life, which primarily writes variable annuities and universal life insurance, and MML Bay State, which primarily writes variable life and annuity business. MassMutual's wholly-owned non-insurance subsidiary MassMutual Holding Company, Inc. ("MMHC") owns subsidiaries which include retail and institutional asset management, registered broker dealer and international life and annuity operations.

   MassMutual accounts for the value of its investments in subsidiaries at their underlying net equity. Operating results for such subsidiaries are reflected as net unrealized capital gains in the Statement of Changes in Policyholders' Contingency Reserves. Net investment income is recorded by MassMutual to the extent that dividends are declared by the subsidiaries. The Company holds debt issued by MMHC and its subsidiaries of $1,111.3 million and $792.4 million at December 31, 1998 and 1997, respectively.

   Below is summarized financial information for the unconsolidated subsidiaries as of December 31 and for the year then ended:

                                                  1998            1997
                                                --------        --------
                                                     (In Millions)
   Domestic Life Insurance Subsidiaries:

     Total revenue                            $  1,151.4      $  1,086.9
     Net income (loss)                        $     (3.2)     $      1.1
     Assets                                   $  4,741.4      $  3,766.8
   Other Subsidiaries:

     Total revenue                            $  1,137.4      $    967.2
     Net income                               $     73.6      $     75.4
     Assets                                   $  2,839.5      $  2,018.8

9.  REINSURANCE

    The Company has reinsurance agreements with other insurance companies in the normal course of business. In addition, the Company cedes the remainder of its group life and health business to UniCARE. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Total premiums ceded were $183.9 million in 1998, $294.6 million in 1997 and $793.5 million in 1996.

10. BUSINESS RISKS AND CONTINGENCIES

    The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

    The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. SUBSIDIARIES AND AFFILIATED COMPANIES

    A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1998 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

    Parent
    ------
    Massachusetts Mutual Life Insurance Company

    Subsidiaries of Massachusetts Mutual Life Insurance Company
    -----------------------------------------------------------
     CM Assurance Company
     CM Benefit Insurance Company
     C.M. Life Insurance Company
     MassMutual Holding Company
     MassMutual of Ireland, Limited
     MML Bay State Life Insurance Company
     MML Distributors, LLC
     MassMutual Mortgage Finance, LLC

         Subsidiaries of MassMutual Holding Company
         ------------------------------------------
         GR Phelps & Co., Inc.
         MassMutual Holding Trust I
         MassMutual Holding Trust II
         MassMutual Holding MSC, Inc.
         MassMutual International, Inc.
         MML Investor Services, Inc.

         Subsidiaries of MassMutual Holding Trust I
         ------------------------------------------
         Antares Capital Corporation - 99.4%
         Charter Oak Capital Management, Inc. - 80.0%
         Cornerstone Real Estate Advisors, Inc.
         DLB Acquisition Corporation - 85.8%
         Oppenheimer Acquisition Corporation - 89.36%

         Subsidiaries of MassMutual Holding Trust II
         -------------------------------------------
         CM Advantage, Inc.
         CM International, Inc.
         CM Property Management, Inc.
         HYP Management, Inc.
         MMHC Investments, Inc.
         MML Realty Management
         Urban Properties, Inc.
         MassMutual Benefits Management, Inc.

         Subsidiaries of MassMutual International, Inc.
         ----------------------------------------------
         Compensa de Seguros de Vida S.A. - 33.5%
         MassLife Seguros de Vida (Argentina) S.A.
         MassMutual International (Bermuda) Ltd.
         Mass Seguros de Vida (Chile) S.A. - 33.5%
         MassMutual International (Luxembourg) S.A.

         MassMutual Holding MSC, Inc.
         ----------------------------
         MassMutual Corporate Value Limited - 40.93%
         9048 - 5434 Quebec, Inc.
         1279342 Ontario Limited

   Affiliates of Massachusetts Mutual Life Insurance Company
   ---------------------------------------------------------
   MML Series Investment Fund
   MassMutual Institutional Funds
   Oppenheimer Value Stock Fund

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

     (a)    Financial Statements:

            Financial Statements Included in Part A

            Condensed Financial Information

            Financial Statements Included in Part B

            The Registrant


            Report of Independent Accountants
            Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the years ended
              December 31, 1998 and 1997
            Notes to Financial Statements


            The Depositor


            Report of Independent Accountants
            Statutory Statements of Financial Position as of December
            31, 1998 and 1997
            Statutory Statements of Income for the
            years ended December 31, 1998, 1997 and 1996
            Statutory Statements of Changes in Policyholders' Contingency Reserves for the years ended December 31, 1998, 1997 and 1996 Statutory Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
            Notes to Statutory Financial Statements


      (b)   Exhibits:

            Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement under the Securities Act of 1933, File No. 2-75412.

            Exhibit 2   None

            Exhibit 3 (i)(a)Copy of Distribution Agreement between the Registrant and MML Distributors, LLC, incorporated by reference to Exhibit 3 (i)(a) to Registrant's Post Effective Amendment No. 11 to Registration Statement under the Securities Act of 1933, File No. 33-7724.

                        (i)(b) Copy of Co-Underwriting Agreement between the Registrant and MML Investors Services, Inc., incorporated by reference to Exhibit 3 (i)(b) to the Registrant's Post Effective Amendment No. 11 to Registration Statement under the Securities Act of 1933, File No. 33-7724.

                        (ii) None

            Exhibit 4 (i) Form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 33-7724, filed and effective May 1, 1998.


            Exhibit 5 Form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract in Exhibit 4 incorporated by reference to Post-Effective
                        Amendment No. 13 to Registration Statement File No. 33-7724, filed and effective May 1, 1998.

            Exhibit 6 (i) Copy of the Charter of Incorporation of Massachusetts Mutual Life Insurance Company, incorporated by reference to Registration Statement File No. 333- 22557, filed on February 28, 1997.

                        (ii) Copy of the By-Laws of Massachusetts Mutual Life Insurance Company incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

            Exhibit 7   None

            Exhibit 8 (a) Copy of the Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, C.M. Life Insurance Company, Oppenheimer Funds, Inc. and Oppenheimer Variable Account Funds, Inc., incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.

            Exhibit 9   Opinion of and Consent of Counsel.*


            Exhibit 10  (i) Consent of Independent Accountants,
                        PricewaterhouseCoopers LLP.*

                        (ii) Powers of Attorney, incorporated by reference to Initial Registration Statement No. 333-22557, filed on January 28, 1997.

                        (iii) Powers of Attorney for Robert J. O'Connell and Thomas B. Wheeler, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-65887, filed on Form S-6 on January 28, 1999.

                        (iv) Power of Attorney for Roger G. Ackerman, incorporated by reference to Registration Statement No. 333-45039, filed on June 4, 1998.


            Exhibit 11  None

            Exhibit 12  None

            Exhibit 13 Copy of the Form of Schedule of Computation of Performance, incorporated by reference to Registrant's Post Effective Amendment No. 12 to Registration Statement, File No. 33-7724

            Exhibit 14  None

            *Filed herewith

Item 25.    Directors and Executive Officers of MassMutual

            The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.


                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY


------------------------------------------------------------------------------------------------------------------------------------
Name, Position, Business Address                   Principal Occupation(s ) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director                        Corning, Inc.
One Riverfront Plaza, HQE 2                          Chairman and Chief Executive Officer (since 1996)
Corning, NY 14831                                    President and Chief Operating Officer (1990-1996)
------------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                           Resolute Partners, LLC
2 Soundview Drive                                    Chairman (since 1997), Founder (1994)
Greenwich, CT 06836                                  President (1994-1997)
                                                   Blackstone Group
                                                     General Partner (1988-1994)
------------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                                Computer Projections, Inc.
733 SW Vista Avenue                                  Chairman, President and CEO (since 1991)
Portland, OR 97205
------------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director                     SBC Communications Inc.
175 East Houston, Room 5-A-70                        Senior Vice President - Regulatory and Public Affairs (since 1998)
San Antonio, TX 78205                                Senior Vice President and Assistant General Counsel (1995-1998)
                                                   Sullivan & Cromwell
                                                     Special Counsel (1993-1995)
                                                   U.S. Department of State
                                                     Asst. Secy. of State for Human Rights and Human. Affrs. (1992-1993)
------------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                            The Brookings Institution
1775 Massachusetts Ave., N.W.                        Senior Fellow (since 1977)
Washington, DC 20036-2188
------------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                          Ocean Energy, Inc.
1201 Louisiana, Suite 1400                           Vice Chairman (since 1998)
Houston, TX 77002-5603                             United Meridian Corporation
                                                     President and Chief Operating Officer (1996-1998)
                                                   Texaco, Inc.
                                                     Senior Vice President (1987-1996)
------------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                         Yale University School of Forestry and Environmental Studies
31 Pound Foolish Lane                                Senior Fellow (since 1995)
Glastonbury, CT 06033                              Northeast Utilities
                                                     Chairman of the Board (1993-1995) and Chief Executive
                                                     Officer (1983-1993)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                          Resolute Partners LLC
1 State Street, Suite 2310                           Partner (since 1997)
Hartford, CT 06103                                 State Board of Trustees for the Hartford School System
                                                     Chairman (since 1997)
                                                   Heublein, Inc.
                                                     President and Chief Executive Officer (1987-1996)
------------------------------------------------------------------------------------------------------------------------------------

Charles K. Gifford, Director                       BankBoston, N.A.
100 Federal Street                                   Chairman and Chief Executive Officer (since 1996)
Boston, MA 02110                                     President (1989-1996)
                                                   BankBoston Corporation
                                                     Chairman (since 1998) and Chief Executive Officer (since 1995)
                                                     President (1989-1996)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director                        Griggs & Santow, Inc.
75 Wall Street, 20th Floor                           Managing Director (since 1983)
New York, NY 10005
------------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                         Pitney Bowes
One Landmark Square, Suite 1905                      Chairman, President and CEO (1983-1996)
Stamford, CT 06901
------------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director                   Director of various corporations (since 1972)
1700 Old Welsh Road
Huntingdon Valley, PA 19006

------------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                         Lubar & Co. Incorporated
700 North Water Street, Suite 1200                   Chairman (since 1977)
Milwaukee, WI 53202
------------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director                     Lucent Technologies
5 Peacock Lane                                       Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299                     AT&T Multimedia Products Group
                                                     Executive Vice President and CEO (1994-1996)
                                                   AT&T Network Systems Group
                                                     Executive Vice President and CEO (1993-1994)
                                                     Group Executive and President (1989-1993)
------------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                          Peach State Real Estate Holding Company
55 Sandy Hook Road - North                           Managing Partner (since 1984)
Sarasota, FL 34242
------------------------------------------------------------------------------------------------------------------------------------
Robert J. O'Connell, Director, President           MassMutual
and Chief Executive Officer                          President and Chief Executive Officer (since 1999)
1295 State Street                                  American International Group, Inc.
Springfield, MA 01111                                Senior Vice President (1991-1998)
                                                   AIG Life Companies
                                                     President and Chief Executive Officer (1991-1998)
------------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director and                    MassMutual
Chairman of the Board                                Chairman of the Board (since 1996)
1295 State Street                                    President (1988-1996) and Chief Executive Officer (1988-1999)
Springfield, MA 01111
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                          The Gillette Company
Prudential Tower                                     Chairman and Chief Executive Officer (since 1991)
Boston, MA 02199
------------------------------------------------------------------------------------------------------------------------------------

Executive Vice Presidents:

------------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                           MassMutual
1295 State Street                                    Executive Vice President and General Counsel (since 1993)
Springfield, MA 01111                                Senior Vice President and Deputy General Counsel (1992-1993)
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                                    MassMutual
1295 State Street                                    Executive Vice President and Chief Information Officer (since 1997)
Springfield, MA 01111                                Senior Vice President (1990-1997)
------------------------------------------------------------------------------------------------------------------------------------
John B. Davies                                     MassMutual
1295 State Street                                    Executive Vice President (since 1994)
Springfield, MA 01111                                Associate Executive Vice President (1994-1994)
                                                     General Agent (1982-1993)

------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                               MassMutual
1295 State Street                                    Executive Vice President (since 1994)
Springfield, MA 01111                                Corporate Financial Operations (1994-1997)
                                                     Senior Vice President (1991-1994)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
James E. Miller                                    MassMutual
1295 State Street                                    Executive Vice President (since 1997 and 1987-1996)
Springfield, MA 01111                              UniCare Life & Health
                                                     Senior Vice President (1996-1997)
------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                                     MassMutual
1295 State Street                                    Executive Vice President (since 1997)
Springfield, MA 01111                              David L. Babson & Co., Inc.
                                                     Executive Vice President and Chief Operating Officer (1995-1997)
                                                   Concert Capital Management, Inc.
                                                     Chief Operating Officer (1993-1995)
                                                   Liberty Financial Companies
                                                     Senior Vice President and Chief Financial Officer (1977-1993)
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                                MassMutual
1295 State Street                                    Executive Vice President and Chief Financial Officer (since 1997)
Springfield, MA 01111                              HealthSource
                                                     Chief Financial Officer (1996-1996)
                                                   Coopers & Lybrand
                                                     Partner (1990-1996)
------------------------------------------------------------------------------------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


            The assets of the Registrant, under state law, are assets of MassMutual.

            The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

            The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                             CORPORATE ORGANIZATION

A.    DIRECT SUBSIDIARIES OF MASSMUTUAL

      MassMutual is the sole owner of each subsidiary unless otherwise indicated.

1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company.

5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual - 99%; G.R. Phelps & Co., Inc. - 1%)

6. MassMutual of Ireland, Limited, a corporation organized in the Republic of Ireland which formerly operated to provide claims service to holders of MassMutual group life and accident and health insurance contracts. This subsidiary is inactive and will be dissolved in the near future.

7. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities.

8. MassMutual Mortgage Finance, LLC, a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

B.    MASSMUTUAL HOLDING COMPANY GROUP

      MassMutual Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. G.R. Phelps & Co, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer. This subsidiary is inactive and expected to be dissolved.

2. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. (MassMutual Holding Company - 86%; G.R. Phelps & Co., Inc. - 14%)

3. MassMutual Holding MSC, Inc., a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under Chapter 63 of the Massachusetts General Laws.

4. MassMutual Holding Trust I, a Massachusetts business trust which operates as a holding company for separately-staffed MassMutual investment subsidiaries.

5. MassMutual Holding Trust II, a Massachusetts business trust which operates as a holding company for non-staffed MassMutual investment subsidiaries.

6. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations.

C.    MML INVESTORS SERVICES, INC. GROUP

      Set forth below are the direct and indirect subsidiaries of MML Investors Services, Inc. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MML Investors Services, Inc.

1. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker.

2. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Security Corporation" under Section 63 of the Massachusetts General Laws.

Direct Subsidiaries of MML Insurance Agency, Inc.

1. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker.

2. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker.

3. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation which operates as an insurance broker.

4. MML Insurance Agency of Nevada, Inc., a Nevada corporation which operates as an insurance broker.

5. MML Insurance Agency of Ohio, Inc. an Ohio corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through a voting trust agreement.)

6. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker. (Controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.)

D.    MASSMUTUAL HOLDING MSC, INC. GROUP

      MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1. MassMutual Corporate Value Limited, a Cayman Islands corporation which holds a 90% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC, Inc. - 46%)

2. 9048-5434 Quebec, Inc., a Canadian corporation which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada.

3. 1279342 Ontario Limited, a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada.

E.    MASSMUTUAL HOLDING TRUST I GROUP

      Set forth below are the direct and indirect subsidiaries and affiliates of MassMutual Holding Trust I. The parent is the sole owner of each subsidiary unless otherwise indicated.

Direct Subsidiaries of MassMutual Holding Trust I

1. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Trust I - 99%)

2. Charter Oak Capital Management, Inc., a Delaware corporation which operates as a manager of institutional investment portfolios. (MassMutual Holding Trust I - 80%)

3. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser.

4. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding Trust I - 85%).

5. Oppenheimer Acquisition Corp., a Delaware corporation which operates as a holding company for the Oppenheimer companies (MassMutual Holding Trust I
      - 89%).

Direct Subsidiary of DLB Acquisition Corporation

David L. Babson and Company Incorporated, a Massachusetts corporation which operates as an investment adviser.

Direct Affiliates of David L. Babson and Company Incorporated

1. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer.

2. Babson-Stewart Ivory International, a Massachusetts general partnership which operates as an investment adviser. (David L. Babson and Company Incorporated - 50%).

3. Potomac Babson Incorporated, a Massachusetts corporation which operates as an investment adviser (David L. Babson and Company Incorporated - 60%).

Direct Subsidiary of Oppenheimer Acquisition Corp.

OppenheimerFunds, Inc., a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

Direct Subsidiaries of OppenheimerFunds, Inc.

1. Centennial Asset Management Corporation, a Delaware corporation which operates as investment adviser and general distributor of the Centennial Funds.

2. HarbourView Asset Management Corporation, a New York corporation which operates as an investment adviser.

3. OppenheimerFunds Distributor, Inc., a New York corporation which operates as a securities broker-dealer.

4. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company.

5. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

6. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds.

7. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

Direct Subsidiary of Centennial Asset Management Corporation

Centennial Capital Corporation, a Delaware corporation which formerly sponsored a unit investment trust.

Direct Affiliate of Cornerstone Real Estate Advisers, Inc.

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc. - 50%; MML Realty Management Corporation - 50%).

F.    MASSMUTUAL HOLDING TRUST II GROUP

      MassMutual Holding Trust II is the sole owner of each subsidiary.

1. CM Advantage, Inc., a Connecticut corporation which serves as a general partner of real estate limited partnerships. The subsidiary is largely inactive and will be dissolved in the near future.

2. CM International, a Delaware corporation which is the issuer of collateralized mortgage obligation securities.

3. CM Property Management, Inc., a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

4. HYP Management, Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC, a high yield bond fund.

5. MassMutual Benefits Management, Inc., a Delaware corporation which supports MassMutual with benefit plan administration and planning services.

6. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

7. MML Realty Management Corporation, a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.

8. Urban Properties, Inc., a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

Direct Affiliate of MMHC Investment, Inc.

MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc. - 50%)

Direct Affiliate of MML Realty Management Corporation

Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, L.P. (MML Realty Management Corporation - 50%; Cornerstone Real Estate Advisers, Inc. - 50%).

G.    MASSMUTUAL INTERNATIONAL, INC. GROUP

      Set forth below are the direct or indirect subsidiaries and affiliates of MassMutual International, Inc. The parent is the sole owner of each subsidiary or affiliate unless otherwise indicated.

Direct Affiliates of MassMutual International, Inc.

1. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

2. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

3. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda which operates as a life insurance company.

4. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg which operates as a life insurance company. (MassMutual International, Inc. - 99%; MassMutual Holding Company - 1%)

5. MassLife Seguros de Vida, S.A., a corporation organized in the Argentine Republic which operates as a life insurance company. (MassMutual International, Inc. - 99.9%)

Direct Subsidiaries of MassMutual Internacional (Argentina) S.A.

MassMutual Services S.A., a corporation organized in the Argentine Republic which operates as a service company. (MassMutual Internacional (Argentina) S.A.
- 99%; MassMutual International, Inc. - 1%)

Direct Affiliate of MassMutual Internacional (Chile) S.A.

1. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile which operates as a life insurance company. (MassMutual Internacional (Chile) S.A. - 33.5%)

2. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional (Chile) S.A. - 33.5%)

Direct Subsidiary of Origen Inversiones S.A.

Compania de Seguros Vida Corp S.A., corporation organized in the Republic of Chile which operates as an insurance company. (Origen Inversiones S.A. - 99%)

H.    REGISTERED INVESTMENT COMPANY AFFILIATES

      Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

1. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series of shares issued by the fund.

2. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual and certain of its affiliates.

3. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

4. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

5. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

6. Oppenheimer Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. MassMutual and affiliates own a majority of certain series of shares issued by the fund.

7. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

Item 27.    Number of Contract Owners


            As of February 26, 1999, there were 196,257 Separate Account 1 contracts in force.


Item 28.    Indemnification

            MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     (a) MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

     (b)(1) MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwritier.

                       OFFICERS AND MEMBER REPRESENTATIVES
                              MML DISTRIBUTORS, LLC

Kenneth M. Rickson    Member Representative         One Monarch Place
                      G.R. Phelps & Co., Inc.       1414 Main Street
                                                    Springfield, MA 01144-1013

Margaret Sperry       Member Representative         1295 State Street
                      Massachusetts Mutual          Springfield, MA 01111-0001
                      Life Insurance Co.

Kenneth M. Rickson    Chief Executive Officer,      One Monarch Place
                      President, and Main OSJ       1414 Main Street
                      Supervisor                    Springfield, MA 01144-1013

John E. Forrest       Vice President                One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Michael L. Kerley     Vice President                One Monarch Place
                      Assistant Secretary           1414 Main Street
                                                    Springfield, MA 01144-1013

Ronald E. Thomson     Vice President                One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

James T. Bagley       Treasurer                     1295 State Street
                                                    Springfield, MA 01111

Bruce C. Frisbie      Assistant Treasurer           1295 State Street
                                                    Springfield, MA 01111-0001

Raymond W. Anderson   Assistant Treasurer           140 Garden Street
                                                    Hartford, CT 06154

Ann F. Lomeli         Secretary                     1295 State Street
                                                    Springfield, MA 01111-0001

Marilyn A. Sponzo     Chief Legal Officer           One Monarch Place
                      Assistant Secretary           1414 Main Street
                                                    Springfield, MA 01144-1013

Robert Rosenthal      Compliance Officer            One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Melissa Thompson      Registration Manager          One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Ruth B. Howe          Director of Continuing        One Monarch Place
                      Education                     1414 Main Street
                                                    Springfield, MA 01144-1013

Peter D. Cuozzo       Variable Life Supervisor and  140 Garden Street
                      Hartford OSJ Supervisor       Hartford, CT 06154

Anne Melissa Dowling  Large Corporate Markets       140 Garden Street
                      Supervisor                    Hartford, CT 06154


     (b)(2) MML Investors Services, Inc. is the co-underwriter of the contracts. The following people are the officers and directors of the co-underwriter.

                          MML INVESTORS SERVICES, INC.
                             OFFICERS AND DIRECTORS

OFFICER                                               BUSINESS ADDRESS
-------                                               ----------------

Kenneth M. Rickson                                    One Monarch Place
President                                             1414 Main Street
                                                      Springfield, MA 01144-1013

Michael L. Kerley                                     One Monarch Place
Vice President, Chief Legal Officer,                  1414 Main Street
Chief Compliance Officer, Assistant Secretary         Springfield, MA 01144-1013

Ronald E. Thomson                                     One Monarch Place
Vice President, Treasurer                             1414 Main Street
                                                      Springfield, MA 01144-1013

Ann F. Lomeli                                         1295 State Street
Secretary/Clerk                                       Springfield, MA 01111

John E. Forrest                                       One Monarch Place
Vice President                                        1414 Main Street
National Sales Director                               Springfield, MA 01144-1013

Marilyn A. Sponzo                                     One Monarch Place
Assistant Secretary                                   1414 Main Street
                                                      Springfield, MA 01144-1013

James Furlong                                         One Monarch Place
Chief Operations Officer                              1414 Main Street
                                                      Springfield, MA 01144-1013

James T. Bagley                                       One Monarch Place
Controller                                            1414 Main Street
                                                      Springfield, MA 01144-1013

David Deonarine                                       One Monarch Place
Sr. Registered Options Principal                      1414 Main Street
Compliance Registered Options Principal               Springfield, MA 01144-1013

Nicholas J. Orphan                                    245 Peach Tree Center Ave., Suite 2330
Regional Supervisor (South)                           Atlanta, GA 30303

Robert W. Kumming                                     1295 State Street
Retirement Services Regional                          Springfield, MA 01111
Supervisor (East/Central)

Peter J. Zummo                                        1295 State Street
Retirement Services Regional Supervisor(South/West)   Springfield, MA 01111

Bruce Lukowiak                                        6263 North Scottsdale Rd., Suite 222
Regional Supervisor (West)                            Scottsdale, AZ 85250

Gary L. Greenfield                                    1 Lincoln Center, Suite 1490
Regional Supervisor (Central)                         Oakbrook Terrace, IL 60181

Burvin E. Pugh, Jr.                                   1295 State Street
Chief Agency Field Force Supervisor                   Springfield, MA 01111

John P. McCloskey                                     1295 State Street
Regional Supervisor (East)                            Springfield, MA 01144

Robert J. O'Connell                                   1295 State Street
Chairman of the Board of Directors                    Springfield, MA 01144

Susan Alfano                                          1295 State Street
Director                                              Springfield, MA 01111

Lawrence V. Burkett, Jr.                              1295 State Street
Director                                              Springfield, MA 01111

John B. Davies                                        1295 State Street
Director                                              Springfield, MA 01111

Anne Melissa Dowling                                  140 Garden Street
Director                                              Hartford, CT 01654

Gary T. Huffman                                       1295 State Street
Director                                              Springfield, MA 01111

Douglas J. Jangraw                                    140 Garden Street
Director                                              Hartford, CT 01654

Burvin E. Pugh, Jr.                                   1295 State Street
Director                                              Springfield, MA 01111

      (c) See the section captioned "Distribution" in the Statement of Additional Information.

Item 30.    Location of Accounts and Records

            All accounts, books, or other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 31.    Management Related Services

            None

Item 32.    Undertakings

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Registrant asserts that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

      (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible and single purchase payment, individual, multiple fund variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 1, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 14 to Registration Statement No. 33-7724 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 22nd day of April, 1999.


      MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

      MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
      (Depositor)



      By: /s/ Robert J. O'Connell*
          ------------------------
      Robert J. O'Connell, President and Chief Executive Officer
      Massachusetts Mutual Life Insurance Company


/s/ Richard M. Howe         On April 22, 1999, as Attorney-in-Fact pursuant to
-------------------         powers of attorney.
*Richard M. Howe

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to Registration Statement No. 33-7724 has been signed by the following persons in the capacities and on the dates indicated.


Signature                       Title                            Date


/s/ Robert J. O'Connell*        President and Chief Executive    April 22, 1999
---------------------------     Officer
Robert J. O'Connell


/s/ Joseph M. Zubretsky*        Executive Vice President,        April 22, 1999
---------------------------     Chief Financial Officer &
Joseph M. Zubretsky             Chief Accounting Officer


/s/ Roger G. Ackerman*          Director                         April 22, 1999
---------------------------
Roger G. Ackerman


/s/ James R. Birle*             Director                         April 22, 1999
---------------------------
James R. Birle


/s/ Gene Chao*                  Director                         April 22, 1999
---------------------------
Gene Chao, Ph.D.



/s/ Patricia Diaz Dennis*       Director                         April 22, 1999
---------------------------
Patricia Diaz Dennis



/s/ Anthony Downs*              Director                         April 22, 1999
---------------------------
Anthony Downs


/s/ James L. Dunlap*            Director                         April 22, 1999
---------------------------
James L. Dunlap


/s/ William B. Ellis*           Director                         April 22, 1999
---------------------------
William B. Ellis, Ph.D.


/s/ Robert M. Furek*            Director                         April 22, 1999
---------------------------
Robert M. Furek

/s/ Charles K. Gifford*         Director                         April 22, 1999
---------------------------
Charles K. Gifford


/s/ William N. Griggs*          Director                         April 22, 1999
---------------------------
William N. Griggs


/s/ George B. Harvey*           Director                         April 22, 1999
---------------------------
George B. Harvey



/s/ Barbara B. Hauptfuhrer*     Director                         April 22, 1999
---------------------------
Barbara B. Hauptfuhrer



/s/ Sheldon B. Lubar*           Director                         April 22, 1999
---------------------------
Sheldon B. Lubar


/s/ William B. Marx, Jr.*       Director                         April 22, 1999
---------------------------
William B. Marx, Jr.


/s/ John F. Maypole*            Director                         April 22, 1999
---------------------------
John F. Maypole


/s/ Thomas B. Wheeler*          Director                         April 22, 1999
---------------------------
Thomas B. Wheeler


/s/ Alfred M. Zeien*            Director                         April 22, 1999
---------------------------
Alfred M. Zeien


/s/ Richard M. Howe             On April 22, 1999, as Attorney-in-Fact pursuant
---------------------------     to powers of attorney.
*Richard M. Howe

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 14 to Registration Statement No. 33-7724, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ James M. Rodolakis
----------------------
James M. Rodolakis
Counsel
Massachusetts Mutual Life Insurance Company

                                  EXHIBIT LIST


Exhibit 9        Opinion of and Consent of Counsel

Exhibit 10(i)    Consent of Independent Accountants,
                 PricewaterhouseCoopers LLP.